UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds
Target Date Retirement Series®

[photo of a boy walking towards trees on a wooden walkway]

Special feature

Are you prepared to live to 100?

▶ See page 8

Annual report for the year ended October 31, 2010

American Funds Target Date Retirement Series seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2010 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios for the most recent fiscal year-end.

				Gross	Net
				expense	expense
Class A shares	1 year	Lifetime*		ratio	ratio

American Funds 2055 Target Date Retirement FundSM	—%	1.32	%†	1.31%	0.78%
American Funds 2050 Target Date Retirement Fund®	3.95	–2.48		0.91	0.81
American Funds 2045 Target Date Retirement Fund®	3.90	–2.48		0.91	0.81
American Funds 2040 Target Date Retirement Fund®	3.99	–2.47		0.90	0.80
American Funds 2035 Target Date Retirement Fund®	3.97	–2.46		0.91	0.80
American Funds 2030 Target Date Retirement Fund®	4.07	–2.41		0.89	0.79
American Funds 2025 Target Date Retirement Fund®	3.82	–2.54		0.88	0.78
American Funds 2020 Target Date Retirement Fund®	3.55	–2.20		0.87	0.77
American Funds 2015 Target Date Retirement Fund®	3.38	–1.52		0.86	0.75
American Funds 2010 Target Date Retirement Fund®	3.90	–1.22		0.85	0.74

*Since February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010.
†Cumulative total return since February 1, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the series’ most recent fiscal year-end. The target date funds invest in Class R-6 shares of the underlying funds, and expenses include the weighted average expenses of the underlying funds. The series’ investment adviser is currently waiving a 0.10% management fee and has agreed to reimburse a portion of the fees and expenses of the target date funds. The expense ratio for American Funds 2055 Target Date Retirement Fund is annualized based on data for a partial year. The gross annual fund operating expense ratios do not reflect the fee waiver and expense reimbursements currently in effect. Fund results and the net expense ratios do reflect the waiver and/or reimbursements, without which the results would have been lower and the net expense ratios would have been higher. It is expected that the waiver and reimbursements, which only can be modified or terminated with the approval of the series’ board of directors, will be in effect at least through December 31, 2010. See the series’ prospectus or the Financial Highlights table on pages 40 to 48 for details.

The funds may be subject to an allocation strategy that will not meet an investor’s retirement goals. For an investor who is approaching retirement or taking distributions, each fund’s equity exposure may result in investment volatility that could reduce available retirement assets at a time when the investor has a need to withdraw funds. For an investor who is further from retirement, there is a risk that a fund’s allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving retirement goals.

Most investments carry some degree of risk. For example, equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to certain risks, such as currency fluctuations. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of the U.S. Government Securities Fund are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow shareholders:

Despite a mixed economic landscape and volatility in the financial markets, we’re pleased to report that American Funds Target Date Retirement Series posted solid gains ranging from 13.2% to 15.9% for the fiscal year ended October 31, 2010. The newest addition to the series, American Funds 2055 Target Date Retirement Fund, rose 11.2% since its inception on February 1, 2010. While these results are encouraging, one year is just a snapshot in retirement investing. As always, shareholders are well advised to remain focused on their long-term goals.

The economy

The global economy continued to recover from the deep 2008-2009 recession, albeit at a subdued pace. For the third quarter of 2010, gross domestic product (GDP) climbed at an annual rate of 2.5%. While this represented the fifth consecutive quarterly increase, it nonetheless was below the rapid rate needed to bring unemployment down. Unemployment lingered stubbornly at 9.6%, despite the addition of 1.1 million private sector jobs since December. Corporate profits were strong throughout the fiscal year, as the Commerce Department estimated that third quarter before-tax profits rose to an annual rate of $1.7 trillion, the highest on record. The threat of inflation remained benign, and interest rates maintained historic lows.

The stock market

While the U.S. stock market increased a healthy 16.5% (as measured by the unmanaged Standard & Poor’s 500 Composite Index, a benchmark for the broad domestic stock market), that figure masks ups and downs throughout the period. Small companies led the way, with the Russell 2000 (a benchmark for small-capitalization stocks) surging 26.6%. The broader market rallied sharply in the first six months based on promising economic news, then suffered a setback in May and June as concerns about the financial stability of several European nations had a ripple effect. Stocks rebounded in the third quarter on upbeat corporate earnings and increased consumer spending, with the market posting its best September in 71 years. Results for international markets were not nearly as strong as their U.S. counterparts, as many were held back by Europe’s sovereign debt worries. The MSCI World ex USA Index (a leading benchmark for developed markets outside the U.S.), was up 10.1% for the fiscal year.

The bond market

A persistently low interest rate environment helped the bond market continue its robust trend. The Barclays Capital U.S. Aggregate Index (a measure of the broad fixed-income market) gained 8.0% over the 12-month period. While the government, municipal and corporate sectors all realized positive results, high-yield issues were strongest — as reflected by the 18.5% return of the Credit Suisse High Yield Index.

[photo of a boy walking towards trees on a wooden walkway]

[Begin Sidebar]
In this report

Special feature

8	Are you prepared to live to 100?

A long life will require a sustainable nest egg.

Contents

1	Letter to shareholders

4	The value of a $10,000 investment

7	Investment strategy for American Funds Target Date Retirement Series

12	Investment portfolios

22	Financial statements

55	Board of directors and other officers
[End Sidebar]

[Begin Pull Quote]
No matter which direction the markets move in the short term, we encourage all shareholders to maintain a diversified portfolio of investments, as well as a long-term perspective.
[End Pull Quote]

[Begin Sidebar]
Results at a glance (for periods ended October 31, 2010, with all distributions reinvested)

	Total returns 1 year	Average annual total returns Lifetime(since 2/1/07)

American Funds Target Date Retirement Series (Class A shares):
2055 Fund	—	11.20	%*
2050 Fund	15.86%	0.02
2045 Fund	15.92	0.03
2040 Fund	15.94	0.05
2035 Fund	15.83	0.03
2030 Fund	15.92	0.08
2025 Fund	15.22	–0.13
2020 Fund	13.98	0.09
2015 Fund	13.27	0.70
2010 Fund	13.20	0.94
Standard & Poor’s 500 Composite Index	16.54	–3.11
MSCI World ex USA Index	10.10	–2.97
Barclays Capital U.S. Aggregate Index	8.01	7.09
Lipper mixed-asset target indexes:
2050+ Funds Index	17.70	–2.46	†
2045 Funds Index	16.94	–2.17	†
2040 Funds Index	17.09	–1.90
2035 Funds Index	17.18	–1.85	†
2030 Funds Index	16.53	–1.02
2025 Funds Index	16.27	–1.15	†
2020 Funds Index	15.51	0.89
2015 Funds Index	12.78	1.35
2010 Funds Index	12.78	1.98

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI World ex USA Index is a free float-adjusted market capitalization weighted index designed to measure developed equity market results. The Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade, fixed-rate bond market. Market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments; their results reflect the effect of reinvested distributions, but not sales charges, account fees or taxes.

*For the period February 1, 2010, commencement of operations, through October 31, 2010. Result is a cumulative total return, it is not annualized.

† The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.
[End Sidebar]

The series

American Funds Target Date Retirement Series is specifically designed to help individual retirement account (IRA) investors and retirement plan participants prepare for retirement. With 10 funds from which to choose, each with a year-specific retirement date, the series’ broad diversification strategy (i.e., holding a mix of funds that contain stocks and bonds from the U.S. and abroad) can help dampen the impact of market downturns. This point is illustrated in the table on the left, as all but one of the original funds launched on February 1, 2007, have posted positive lifetime average annual total returns in a period when the U.S. stock market lost 3.1% on average each year. While these results are gratifying, they represent a rather short period of time.

Looking ahead

While the economic recovery has been sluggish, we are encouraged by a number of signs. Many U.S companies are now on firm financial footing, having trimmed costs, strengthened balance sheets and accumulated cash reserves. The Federal Reserve continues efforts to rev up the economy, as demonstrated by its November commitment to buy $600 billion of U.S. Treasuries over the next eight months. With the 2010 midterm elections now passed, we hope to see some clarification on issues related to taxation and regulation. Taken together, these factors may encourage corporations to boost borrowing, hiring and investing.

No matter which direction the markets move in the short term, we encourage all shareholders to maintain a diversified portfolio of investments, as well as a long-term perspective.

Thank you for your commitment to retirement investing. We look forward to reporting to you again in six months’ time.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman of the Board

/s/ Michael J. Downer

Michael J. Downer
President

December 10, 2010

For current information about the series, visit americanfunds.com.

The value of a $10,000 investment
(for periods ended October 31, 2010, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2055 Fund

[begin mountain chart]
	2055 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2010	9,425	10,000	10,000
4/30/2010	10,047	10,948	10,061
7/31/2010	9,642	10,216	10,061
10/31/2010	10,481	11,030	10,093
[end mountain chart]

Cumulative total return4 based on a $1,000 investment
(for the periods ended October 31, 2010)*
		Lifetime
	1 year	(since 2/1/10)

Class A shares	—	4.81%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2050 Fund

[begin mountain chart]
	2050 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,728	9,717	10,428
4/30/2008	9,843	9,816	10,613
7/31/2008	9,126	9,029	10,867
10/31/2008	6,823	6,944	10,699
1/31/2009	6,156	5,965	10,431
4/30/2009	6,721	6,352	10,535
7/31/2009	7,718	7,228	10,639
10/31/2009	8,141	7,624	10,680
1/31/2010	8,399	7,941	10,705
4/30/2010	9,061	8,818	10,770
7/31/2010	8,689	8,229	10,770
10/31/2010	9,433	8,885	10,805
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2010)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	9.23%	–1.55%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2045 Fund
\
[begin mountain chart]
	2045 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,726	9,717	10,428
4/30/2008	9,850	9,816	10,613
7/31/2008	9,125	9,029	10,867
10/31/2008	6,824	6,944	10,699
1/31/2009	6,155	5,965	10,431
4/30/2009	6,724	6,352	10,535
7/31/2009	7,711	7,228	10,639
10/31/2009	8,140	7,624	10,680
1/31/2010	8,398	7,941	10,705
4/30/2010	9,060	8,818	10,770
7/31/2010	8,693	8,229	10,770
10/31/2010	9,436	8,885	10,805
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2010)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	9.23%	–1.54%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

[begin mountain chart]
	2040 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,722	9,717	10,428
4/30/2008	9,847	9,816	10,613
7/31/2008	9,130	9,029	10,867
10/31/2008	6,819	6,944	10,699
1/31/2009	6,161	5,965	10,431
4/30/2009	6,722	6,352	10,535
7/31/2009	7,714	7,228	10,639
10/31/2009	8,145	7,624	10,680
1/31/2010	8,399	7,941	10,705
4/30/2010	9,064	8,818	10,770
7/31/2010	8,696	8,229	10,770
10/31/2010	9,443	8,885	10,805
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2010)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	9.22%	–1.52%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

[begin mountain chart]
	2035 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,793	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,729	9,717	10,428
4/30/2008	9,843	9,816	10,613
7/31/2008	9,127	9,029	10,867
10/31/2008	6,826	6,944	10,699
1/31/2009	6,167	5,965	10,431
4/30/2009	6,730	6,352	10,535
7/31/2009	7,724	7,228	10,639
10/31/2009	8,146	7,624	10,680
1/31/2010	8,399	7,941	10,705
4/30/2010	9,056	8,818	10,770
7/31/2010	8,697	8,229	10,770
10/31/2010	9,436	8,885	10,805
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2010)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	9.23%	–1.54%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

[begin mountain chart]
	2030 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,934	10,156	10,291
10/31/2007	10,735	10,863	10,322
1/31/2008	9,712	9,717	10,428
4/30/2008	9,827	9,816	10,613
7/31/2008	9,120	9,029	10,867
10/31/2008	6,838	6,944	10,699
1/31/2009	6,196	5,965	10,431
4/30/2009	6,748	6,352	10,535
7/31/2009	7,732	7,228	10,639
10/31/2009	8,154	7,624	10,680
1/31/2010	8,415	7,941	10,705
4/30/2010	9,062	8,818	10,770
7/31/2010	8,713	8,229	10,770
10/31/2010	9,452	8,885	10,805
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2010)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	9.20%	–1.49%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

[begin mountain chart]
	2025 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,925	10,156	10,291
10/31/2007	10,716	10,863	10,322
1/31/2008	9,715	9,717	10,428
4/30/2008	9,820	9,816	10,613
7/31/2008	9,113	9,029	10,867
10/31/2008	6,878	6,944	10,699
1/31/2009	6,244	5,965	10,431
4/30/2009	6,778	6,352	10,535
7/31/2009	7,726	7,228	10,639
10/31/2009	8,140	7,624	10,680
1/31/2010	8,387	7,941	10,705
4/30/2010	8,997	8,818	10,770
7/31/2010	8,687	8,229	10,770
10/31/2010	9,379	8,885	10,805
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2010)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	8.63%	–1.70%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2Standard & Poor’s 500 Composite Index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

3Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

4In addition to waiving its 0.10% management fee, the series’ investment adviser has reimbursed certain expenses. It is expected that the waiver and reimbursements, which only can be modified or terminated with the approval of the series’ board of directors, will be in effect at least through December 31, 2010. Fund results shown reflect the application of the waiver and/or reimbursements. Fund results would have been lower without the waiver and/or reimbursements. See the Financial Highlights table on pages 40 to 48 for details.

2020 Fund

[begin mountain chart]
	2020 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,896	10,156	10,291
10/31/2007	10,650	10,863	10,322
1/31/2008	9,725	9,717	10,428
4/30/2008	9,830	9,816	10,613
7/31/2008	9,161	9,029	10,867
10/31/2008	7,050	6,944	10,699
1/31/2009	6,459	5,965	10,431
4/30/2009	6,964	6,352	10,535
7/31/2009	7,882	7,228	10,639
10/31/2009	8,296	7,624	10,680
1/31/2010	8,556	7,941	10,705
4/30/2010	9,063	8,818	10,770
7/31/2010	8,856	8,229	10,770
10/31/2010	9,456	8,885	10,805
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2010)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	7.45%	–1.48%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

[begin mountain chart]
	2015 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,755	10,298	10,211
7/31/2007	9,840	10,156	10,291
10/31/2007	10,518	10,863	10,322
1/31/2008	9,759	9,717	10,428
4/30/2008	9,845	9,816	10,613
7/31/2008	9,261	9,029	10,867
10/31/2008	7,290	6,944	10,699
1/31/2009	6,782	5,965	10,431
4/30/2009	7,226	6,352	10,535
7/31/2009	8,126	7,228	10,639
10/31/2009	8,540	7,624	10,680
1/31/2010	8,822	7,941	10,705
4/30/2010	9,268	8,818	10,770
7/31/2010	9,123	8,229	10,770
10/31/2010	9,674	8,885	10,805
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2010)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	6.71%	–0.88%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

[begin mountain chart]
	2010 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,755	10,298	10,211
7/31/2007	9,802	10,156	10,291
10/31/2007	10,443	10,863	10,322
1/31/2008	9,725	9,717	10,428
4/30/2008	9,801	9,816	10,613
7/31/2008	9,245	9,029	10,867
10/31/2008	7,375	6,944	10,699
1/31/2009	6,912	5,965	10,431
4/30/2009	7,330	6,352	10,535
7/31/2009	8,205	7,228	10,639
10/31/2009	8,623	7,624	10,680
1/31/2010	8,924	7,941	10,705
4/30/2010	9,321	8,818	10,770
7/31/2010	9,258	8,229	10,770
10/31/2010	9,761	8,885	10,805
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2010)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	6.65%	–0.64%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2Standard & Poor’s 500 Composite Index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

3Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

4In addition to waiving its 0.10% management fee, the series’ investment adviser has reimbursed certain expenses. It is expected that the waiver and reimbursements, which only can be modified or terminated with the approval of the series’ board of directors, will be in effect at least through December 31, 2010. Fund results shown reflect the application of the waiver and/or reimbursements. Fund results would have been lower without the waiver and/or reimbursements. See the Financial Highlights table on pages 40 to 48 for details.

Investment strategy for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 10 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on page 12 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2010. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit AmericanFundsRetirement.com.

Target Date Portfolio	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
Years to and after retirement	45	40	35	30	25	20	15	10	5	Retire	5	10	15	20	25	30
Growth funds	40	40	40	40	40	40	35	20	15	5
Growth-and-income funds	45	45	45	45	40	35	35	35	30	25	25	20	15	10	5
Equity-income and Balanced funds	10	10	10	10	15	20	20	20	20	25	30	30	35	35	35	40
Bond funds	5	5	5	5	5	5	10	25	35	45	45	50	50	55	60	60

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, make changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date, although investors may begin making withdrawals on their retirement dates.

Are you prepared to live to 100?

“Will you still need me, will you still feed me, when I’m 64?”, Paul McCartney asked in the classic Beatles tune. The song, an ode to a couple growing old together, was released in 1967 on the legendary album, Sgt. Pepper’s Lonely Hearts Club Band. To young Beatles fans of that era, 64 years of age may have seemed ancient. Today, that’s hardly the case.

In fact, a 65-year-old married couple has a 72% chance that one spouse will live to age 85 and a 45% chance that one will live to age 90, according to the Society of Actuaries. There’s even an 18% chance that one of them will survive to age 95.

Thanks to advancements in science and medicine, people are living longer. For many individuals, that means longer retirements, perhaps two or three decades past the traditional retirement age. For some, it will allow more time for pursuing a hobby, enjoying days with friends and family or just relaxing on the beach. While that may well be an ideal scenario, it does involve extra responsibilities; a longer life will require building a nest egg that can be sustained across those additional decades.

Shareholders of the American Funds Target Date Retirement Series should note that the funds are fashioned to help investors tackle this challenge. Explains Vice Chairman of the Board Jim Lovelace, “The series is designed with an eye toward stretching assets to match expanding life expectancies.”

Let’s look at how medicine is extending life spans, and what people can do to prepare for a comfortable — and perhaps lengthy — retirement.

Game changers

From the first identification of blood types in 1901, to the discovery of penicillin in 1929, to the first successful heart transplant in 1967, the 20th century was an era rich with medical innovation. These groundbreaking medical advances triggered a dramatic increase in longevity. For example, in 1900 the U.S. life expectancy at birth was about 47 years. A child born today can expect to live to about 78.

Three factors have had the greatest impact on life span, says Richmond Wolf, Ph.D., a vice president of, and health care analyst for, Capital World Investors, a division of Capital Research and Management Company, investment adviser to the series. The first is the shift toward healthier lifestyles, as more and more people are maintaining a good diet, exercising regularly and not smoking. “Obesity remains a stubborn problem, but if you’re one of those Americans who eats a balanced diet, gets some exercise and doesn’t smoke, chances are that you’ll live a long life,” says Rich.

[Begin Sidebar]
To and through: How our target date funds are managed “through” retirement

Target date funds have become a very popular investment choice for individuals saving for retirement. According to the Employee Benefit Research Institute (EBRI), nearly one-third of 401(k) participants were invested in these types of funds as of the end of 2008. Still, there’s some confusion in the marketplace as to how they’re managed.

There are basically two approaches to managing a target date fund: “to” retirement and “through” retirement. With a “to” approach, the fund is managed to a target retirement year, at which point the fund assumes a very conservative portfolio and primarily seeks income and preservation of capital. Conversely, under the “through” approach, the fund is managed well beyond a target retirement year.

All of the funds in the American Funds Target Date Retirement Series apply a “through” approach. “In a sense, we use the retirement date as a starting point rather than an ending point,” explains Vice Chairman of the Board Jim Lovelace. “That’s because we’ve studied the data on life expectancies and understand the importance of an individual not running out of money during a lengthy retirement.”
[End Sidebar]

The second factor is the creation of devices and procedures that help individuals remain healthy and active. These include hip and knee replacements, and cardiovascular procedures like arterial bypass. “It’s amazing,” reflects Rich. “Doctors put artificial hips in 80-year-olds, and then they go out and run.”

The final factor is new pharmaceuticals. In the last 100 years, antibiotics, vaccines, and cholesterol lowering drugs, which have assisted in reducing heart attack risk, have had a particularly beneficial impact. Before the advent of antibiotics, a simple infection could mean a death sentence. In fact, one-sixth of the 10 million combat deaths in World War I were caused by infection. Polio was once a scourge, crippling or killing 50,000 Americans a year in the 1950s. Jonas Salk’s vaccine all but eradicated the disease, as there were less than 1,200 cases worldwide in 2009. However, the most important factor is genetics, and scientists are even working on ways to affect that.

What lies ahead?

Of course, science doesn’t stand still, so we can expect more medical advances on the horizon. One of the most promising areas of study is gene research. On June 25, 2000, the first draft of the human genome was completed. This mapping of human genes was an important first step in the future development of medicines and other aspects of health care. “Today’s historic achievement is only a starting point,” said President Clinton when announcing the breakthrough. “We must rapidly convert [this] knowledge into treatments that can lengthen and enrich lives.” The race to sequence the genome took 10 years and cost $3 billion, but stunning advances in the past decade have sped the process and reduced its cost. It now takes only a few weeks and about $10,000 to map an individual’s genes, and a $1,000 genome map is within sight.

[photo of a dirt road in the forest - trees on both sides of the road]

[Begin Sidebar]
[photo of three separate sections of trees with the tree rings visible]
Three factors have had the greatest impact on life span. The first is the shift toward healthier lifestyles. The second is the creation of devices and procedures that help individuals remain healthy and active. The final factor is the development of new pharmaceuticals.
[End Sidebar]

[Begin Sidebar]
Life expectancy in the United States

Both sexes, all races

1901
Identification of blood types
[photo of vials filled with blood]

1929
Discovery of pencillin
[photo of a bacterial filled petri dish]

1955
Polio vaccine introduced
[photo of vaccine vials]

1967
First successful heart transplant
[photo of latex-gloved hands holding sissors]

2000
Human genome mapped
[photo of a human genome]

[begin chart]
Year of birth	Years of age

1900	47.3
1910	50.0
1920	54.1
1930	59.7
1940	62.9
1950	68.2
1960	69.7
1970	70.8
1980	73.7
1990	75.4
2000	76.8
2006	77.7
[end chart]
Source: U.S. Department of Health and Human Services, Centers for Disease Control and Prevention, National Center for Health Statistics, National Vital Statistics System, “United States Life Tables, 2006,” published July 28, 2010.
[End Sidebar]

“In the not-too-distant future, it’s possible that doctors will be better able to individualize patient treatment through the use of genetic mapping,” Rich states. Under this “personalized medicine” model, doctors would sequence the genome of each patient, which together with other data, would aid in predicting future health. If, for example, a patient’s gene map predicted a 30% chance of diabetes, a doctor would tailor his or her care to help combat the onset of that disease. “This is a major step forward for medicine that can help people live longer and healthier lives,” adds Rich.

Preparing for a long life

In general, a longer life creates the need for a larger nest egg. “Investors should expect to live a long life and invest accordingly,” says Mike Downer, president of the series. And the responsibility of building a retirement nest egg lies primarily with the individual. These days, fewer employers are offering traditional pension plans, and debates regarding future changes to Social Security signal the need for personal saving and investing.

However, some individuals have fallen behind in their efforts. “Baby boomers have behaved differently from previous generations,” according to Elizabeth O’Connor, an economist and vice president of Capital Strategy Research, Inc. “They’ve consumed more and saved less during their peak earning years. Now, in retirement or on the verge of retirement, they’re playing catch up.” The positive result is that we seem to be in a new era of frugality. Some people are decisively cutting costs, reducing debt and saving more. In October 2010, the U.S. savings rate rose to 5.7%, as households were setting aside about three times as much of their disposable incomes as they did just before the recession began almost three years ago. Ratcheting up savings is perhaps the most beneficial thing people can do to meet their future needs.

Taking advantage of retirement products

Two key vehicles to assist with retirement funding are employer-sponsored plans like 401(k)s and individual retirement accounts (IRAs). These products — each with distinct rules and features — offer certain tax advantages that may help assets grow. Regular contributions to these accounts, coupled with the power of compounding, can add up over the long term. (Regular investing does not ensure a profit or protect against loss. Investors should consider their willingness to keep investing when share prices are declining). And the long term can be quite long. Take, for example, a 25-year-old 401(k) participant. If she works until age 67, that gives her four decades to save for retirement. Plus, when you consider that the current life expectancy for a 25-year-old woman is 81, this brings her total investment horizon to 56 years. Even people who are more mature may have a longer investment horizon than they think. A 55-year-old man still has a dozen years to save until retirement, and with a life expectancy of 80, has a total investment horizon of 25 years.

Target date funds and longevity

The American Funds Target Date Retirement Series was launched in 2007 to help investors prepare for retirement. Each fund in the series is essentially a “fund of funds,” holding a diverse mix of individual American Funds. The mix can include growth funds, growth-and-income funds, equity-income and balanced funds, and bond funds. Over time, the composition of each target date fund gradually shifts as its retirement date draws closer.

A distinctive feature of the series is what happens after a fund reaches its target date. Understanding that many investors may live into their 90s, each fund is managed for 30 years beyond its target date. For example, the 2010 Fund will be managed until 2040. Equity allocations remain significant in the early stages of retirement so that assets have the potential to appreciate and investors have a buffer should they reach a ripe old age. The funds slowly become more conservative later in retirement, and ultimately settle into allocations that focus on income and capital preservation.

“The good news is that you may well live 30 years past your retirement date. The challenge is to be prepared for that possibility,” concludes Mike. ■

American Funds 2055 Target Date Retirement Fund
Investment portfolio, October 31, 2010

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2055.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	56,961	$1,009	7.0%
EuroPacific Growth Fund, Class R-6	14,032	576	4.0
The Growth Fund of America, Inc., Class R-6	34,697	1,009	7.0
The New Economy Fund, Class R-6	23,358	577	4.0
New Perspective Fund, Inc., Class R-6	36,352	1,010	7.0
New World Fund, Inc., Class R-6	10,545	577	4.0
SMALLCAP World Fund, Inc., Class R-6	27,181	1,012	7.0
		5,770	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-6	47,316	1,154	8.0
Capital World Growth and Income Fund, Inc., Class R-6	28,574	1,010	7.0
Fundamental Investors, Class R-6	33,210	1,154	8.0
International Growth and Income Fund, Class R-6	18,518	577	4.0
The Investment Company of America, Class R-6	48,050	1,299	9.0
Washington Mutual Investors Fund, Class R-6	49,801	1,298	9.0
		6,492	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	33,162	577	4.0
Capital Income Builder, Class R-6	8,645	433	3.0
The Income Fund of America, Class R-6	26,308	433	3.0
		1,443	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	49,033	721	5.0

Total investment securities (cost: $13,639,000)		14,426	100.0
Other assets less liabilities		(19)	-

Net assets		$14,407	100.0%

See Notes to Financial Statements

American Funds 2050 Target Date Retirement Fund
Investment portfolio, October 31, 2010

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2050.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	1,387,637	$24,589	7.0%
EuroPacific Growth Fund, Class R-6	341,015	14,009	4.0
The Growth Fund of America, Inc., Class R-6	843,350	24,533	7.0
The New Economy Fund, Class R-6	568,108	14,021	4.0
New Perspective Fund, Inc., Class R-6	884,325	24,558	7.0
New World Fund, Inc., Class R-6	256,646	14,054	4.0
SMALLCAP World Fund, Inc., Class R-6	661,705	24,628	7.0
		140,392	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-6	1,151,182	28,077	8.0
Capital World Growth and Income Fund, Inc., Class R-6	695,236	24,570	7.0
Fundamental Investors, Class R-6	807,220	28,051	8.0
International Growth and Income Fund, Class R-6	451,644	14,073	4.0
The Investment Company of America, Class R-6	1,167,949	31,558	9.0
Washington Mutual Investors Fund, Class R-6	1,210,560	31,559	9.0
		157,888	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	806,368	14,031	4.0
Capital Income Builder, Class R-6	210,262	10,526	3.0
The Income Fund of America, Class R-6	639,356	10,517	3.0
		35,074	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	1,193,347	17,554	5.0

Total investment securities (cost: $331,668,000)		350,908	100.0
Other assets less liabilities		(265)	-

Net assets		$350,643	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, October 31, 2010

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2045.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	1,339,541	$23,737	7.0%
EuroPacific Growth Fund, Class R-6	329,001	13,515	4.0
The Growth Fund of America, Inc., Class R-6	813,737	23,672	7.0
The New Economy Fund, Class R-6	548,413	13,535	4.0
New Perspective Fund, Inc., Class R-6	852,315	23,669	7.0
New World Fund, Inc., Class R-6	247,211	13,537	4.0
SMALLCAP World Fund, Inc., Class R-6	638,109	23,750	7.0
		135,415	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-6	1,110,380	27,082	8.0
Capital World Growth and Income Fund, Inc., Class R-6	670,569	23,698	7.0
Fundamental Investors, Class R-6	779,376	27,083	8.0
International Growth and Income Fund, Class R-6	434,567	13,541	4.0
The Investment Company of America, Class R-6	1,127,637	30,469	9.0
Washington Mutual Investors Fund, Class R-6	1,168,728	30,469	9.0
		152,342	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	778,222	13,541	4.0
Capital Income Builder, Class R-6	202,867	10,155	3.0
The Income Fund of America, Class R-6	617,365	10,156	3.0
		33,852	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	1,151,082	16,933	5.0

Total investment securities (cost: $311,232,000)		338,542	100.0
Other assets less liabilities		(254)	-

Net assets		$338,288	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, October 31, 2010

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2040.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	2,806,185	$49,726	7.0%
EuroPacific Growth Fund, Class R-6	690,677	28,373	4.0
The Growth Fund of America, Inc., Class R-6	1,707,395	49,668	7.0
The New Economy Fund, Class R-6	1,149,624	28,373	4.0
New Perspective Fund, Inc., Class R-6	1,788,553	49,668	7.0
New World Fund, Inc., Class R-6	518,119	28,372	4.0
SMALLCAP World Fund, Inc., Class R-6	1,336,787	49,755	7.0
		283,935	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-6	2,328,152	56,784	8.0
Capital World Growth and Income Fund, Inc., Class R-6	1,405,907	49,685	7.0
Fundamental Investors, Class R-6	1,634,045	56,783	8.0
International Growth and Income Fund, Class R-6	911,826	28,413	4.0
The Investment Company of America, Class R-6	2,364,229	63,881	9.0
Washington Mutual Investors Fund, Class R-6	2,450,382	63,881	9.0
		319,427	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	1,631,810	28,393	4.0
Capital Income Builder, Class R-6	425,392	21,295	3.0
The Income Fund of America, Class R-6	1,294,536	21,295	3.0
		70,983	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	2,412,772	35,492	5.0

Total investment securities (cost: $659,640,000)		709,837	100.0
Other assets less liabilities		(512)	-

Net assets		$709,325	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, October 31, 2010

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	40.0
Equity-income and Balanced funds	15.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2035.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	3,231,972	$57,271	7.0%
EuroPacific Growth Fund, Class R-6	792,432	32,553	4.0
The Growth Fund of America, Inc., Class R-6	1,960,756	57,038	7.0
The New Economy Fund, Class R-6	1,324,085	32,679	4.0
New Perspective Fund, Inc., Class R-6	2,056,474	57,108	7.0
New World Fund, Inc., Class R-6	596,462	32,662	4.0
SMALLCAP World Fund, Inc., Class R-6	1,538,498	57,263	7.0
		326,574	40.0

Growth-and-income funds - 40.0%
American Mutual Fund, Inc., Class R-6	2,343,904	57,168	7.0
Capital World Growth and Income Fund, Inc., Class R-6	1,385,677	48,970	6.0
Fundamental Investors, Class R-6	1,644,099	57,132	7.0
International Growth and Income Fund, Class R-6	1,048,243	32,663	4.0
The Investment Company of America, Class R-6	2,416,678	65,299	8.0
Washington Mutual Investors Fund, Class R-6	2,504,743	65,298	8.0
		326,530	40.0

Equity-income and Balanced funds - 15.0%
American Balanced Fund, Class R-6	2,345,543	40,813	5.0
Capital Income Builder, Class R-6	815,281	40,813	5.0
The Income Fund of America, Class R-6	2,481,000	40,812	5.0
		122,438	15.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	2,775,914	40,834	5.0

Total investment securities (cost: $767,775,000)		816,376	100.0
Other assets less liabilities		(608)	-

Net assets		$815,768	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, October 31, 2010

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2030.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	4,989,532	$88,415	7.0%
EuroPacific Growth Fund, Class R-6	1,226,642	50,390	4.0
The Growth Fund of America, Inc., Class R-6	3,032,772	88,223	7.0
The New Economy Fund, Class R-6	2,041,956	50,396	4.0
New Perspective Fund, Inc., Class R-6	3,176,930	88,223	7.0
New World Fund, Inc., Class R-6	920,310	50,396	4.0
SMALLCAP World Fund, Inc., Class R-6	2,374,935	88,395	7.0
		504,438	40.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-6	3,101,616	75,649	6.0
Capital World Growth and Income Fund, Inc., Class R-6	1,784,043	63,048	5.0
Fundamental Investors, Class R-6	2,176,933	75,649	6.0
International Growth and Income Fund, Class R-6	1,216,590	37,909	3.0
The Investment Company of America, Class R-6	3,266,446	88,259	7.0
Washington Mutual Investors Fund, Class R-6	3,869,211	100,870	8.0
		441,384	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	5,798,142	100,887	8.0
Capital Income Builder, Class R-6	1,511,501	75,666	6.0
The Income Fund of America, Class R-6	4,599,742	75,666	6.0
		252,219	20.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	4,286,526	63,055	5.0

Total investment securities (cost: $1,180,702,000)		1,261,096	100.0
Other assets less liabilities		(900)	-

Net assets		$1,260,196	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, October 31, 2010

[begin pie chart]
Percent of net assets
Growth funds	35.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	10.0

Designed for investors who plan to retire in or near 2025.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 35.0%
AMCAP Fund, Class R-6	4,284,569	$75,923	6.0%
EuroPacific Growth Fund, Class R-6	1,232,748	50,641	4.0
The Growth Fund of America, Inc., Class R-6	2,603,051	75,723	6.0
The New Economy Fund, Class R-6	1,541,630	38,047	3.0
New Perspective Fund, Inc., Class R-6	3,192,532	88,657	7.0
New World Fund, Inc., Class R-6	692,227	37,906	3.0
SMALLCAP World Fund, Inc., Class R-6	2,042,054	76,005	6.0
		442,902	35.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-6	3,111,589	75,892	6.0
Capital World Growth and Income Fund, Inc., Class R-6	1,794,264	63,409	5.0
Fundamental Investors, Class R-6	2,179,950	75,753	6.0
International Growth and Income Fund, Class R-6	1,224,395	38,152	3.0
The Investment Company of America, Class R-6	3,274,074	88,466	7.0
Washington Mutual Investors Fund, Class R-6	3,876,082	101,049	8.0
		442,721	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	5,816,988	101,216	8.0
Capital Income Builder, Class R-6	1,516,792	75,931	6.0
The Income Fund of America, Class R-6	4,612,192	75,870	6.0
		253,017	20.0

Bond funds - 10.0%
U.S. Government Securities Fund, Class R-6	8,606,378	126,600	10.0

Total investment securities (cost: $1,223,362,000)		1,265,240	100.0
Other assets less liabilities		(917)	-

Net assets		$1,264,323	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, October 31, 2010

[begin pie chart]
Percent of net assets
Growth funds	20.2%
Growth-and-income funds	34.9
Equity-income and Balanced funds	19.9
Bond funds	25.0

Designed for investors who plan to retire in or near 2020.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 20.2%
AMCAP Fund, Class R-6	3,502,056	$62,056	4.1%
EuroPacific Growth Fund, Class R-6	1,124,377	46,189	3.0
The Growth Fund of America, Inc., Class R-6	2,118,835	61,637	4.0
New Perspective Fund, Inc., Class R-6	2,785,047	77,341	5.1
New World Fund, Inc., Class R-6	283,758	15,539	1.0
SMALLCAP World Fund, Inc., Class R-6	1,255,153	46,717	3.0
		309,479	20.2

Growth-and-income funds - 34.9%
American Mutual Fund, Inc., Class R-6	3,742,973	91,291	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,177,174	76,941	5.0
Fundamental Investors, Class R-6	2,640,022	91,741	6.0
International Growth and Income Fund, Class R-6	1,500,078	46,742	3.0
The Investment Company of America, Class R-6	3,984,270	107,655	7.0
Washington Mutual Investors Fund, Class R-6	4,677,507	121,943	7.9
		536,313	34.9

Equity-income and Balanced funds - 19.9%
American Balanced Fund, Class R-6	7,032,450	122,365	7.9
Capital Income Builder, Class R-6	1,836,693	91,945	6.0
The Income Fund of America, Class R-6	5,576,300	91,730	6.0
		306,040	19.9

Bond funds - 25.0%
The Bond Fund of America, Inc., Class R-6	6,126,925	76,525	5.0
Capital World Bond Fund, Inc., Class R-6	3,595,424	76,583	5.0
Intermediate Bond Fund of America, Class R-6	5,594,375	76,587	5.0
U.S. Government Securities Fund, Class R-6	10,425,516	153,359	10.0
		383,054	25.0

Total investment securities (cost: $1,519,206,000)		1,534,886	100.0
Other assets less liabilities		(1,035)	-

Net assets		$1,533,851	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, October 31, 2010

[begin pie chart]
Percent of net assets
Growth funds	15.2%
Growth-and-income funds	30.0
Equity-income and Balanced funds	19.9
Bond funds	34.9

Designed for investors who plan to retire in or near 2015.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 15.2%
AMCAP Fund, Class R-6	2,807,014	$49,740	4.1%
EuroPacific Growth Fund, Class R-6	901,068	37,016	3.0
The Growth Fund of America, Inc., Class R-6	1,270,551	36,960	3.0
New Perspective Fund, Inc., Class R-6	2,224,306	61,769	5.1
		185,485	15.2

Growth-and-income funds - 30.0%
American Mutual Fund, Inc., Class R-6	2,977,838	72,629	5.9
Capital World Growth and Income Fund, Inc., Class R-6	1,747,468	61,756	5.1
Fundamental Investors, Class R-6	1,759,538	61,144	5.0
International Growth and Income Fund, Class R-6	801,513	24,975	2.0
The Investment Company of America, Class R-6	2,735,998	73,927	6.0
Washington Mutual Investors Fund, Class R-6	2,790,808	72,756	6.0
		367,187	30.0

Equity-income and Balanced funds - 19.9%
American Balanced Fund, Class R-6	5,600,000	97,440	8.0
Capital Income Builder, Class R-6	1,457,712	72,973	5.9
The Income Fund of America, Class R-6	4,436,190	72,975	6.0
		243,388	19.9

Bond funds - 34.9%
The Bond Fund of America, Inc., Class R-6	9,765,423	121,970	9.9
Capital World Bond Fund, Inc., Class R-6	2,858,007	60,876	5.0
Intermediate Bond Fund of America, Class R-6	8,910,238	121,982	10.0
U.S. Government Securities Fund, Class R-6	8,295,286	122,024	10.0
		426,852	34.9

Total investment securities (cost: $1,224,650,000)		1,222,912	100.0
Other assets less liabilities		(705)	-

Net assets		$1,222,207	100.0%

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, October 31, 2010

[begin pie chart]
Percent of net assets
Growth funds	5.0%
Growth-and-income funds	25.0
Equity-income and Balanced funds	25.0
Bond funds	45.0

Designed for investors who plan to retire in or near 2010.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 5.0%
AMCAP Fund, Class R-6	984,759	$17,450	2.0%
The Growth Fund of America, Inc., Class R-6	300,544	8,743	1.0
New Perspective Fund, Inc., Class R-6	629,171	17,472	2.0
		43,665	5.0

Growth-and-income funds - 25.0%
American Mutual Fund, Inc., Class R-6	2,144,585	52,307	6.0
Capital World Growth and Income Fund, Inc., Class R-6	987,556	34,900	4.0
Fundamental Investors, Class R-6	1,002,973	34,853	4.0
International Growth and Income Fund, Class R-6	280,766	8,749	1.0
The Investment Company of America, Class R-6	1,612,259	43,563	5.0
Washington Mutual Investors Fund, Class R-6	1,671,032	43,564	5.0
		217,936	25.0

Equity-income and Balanced funds - 25.0%
American Balanced Fund, Class R-6	3,506,117	61,006	7.0
Capital Income Builder, Class R-6	1,565,036	78,346	9.0
The Income Fund of America, Class R-6	4,771,125	78,485	9.0
		217,837	25.0

Bond funds - 45.0%
American High-Income Trust, Class R-6	3,860,791	43,781	5.0
The Bond Fund of America, Inc., Class R-6	6,964,466	86,986	10.0
Capital World Bond Fund, Inc., Class R-6	2,037,535	43,400	5.0
Intermediate Bond Fund of America, Class R-6	9,568,541	130,993	15.0
U.S. Government Securities Fund, Class R-6	5,913,192	86,983	10.0
		392,143	45.0

Total investment securities (cost: $889,176,000)		871,581	100.0
Other assets less liabilities		(602)	-

Net assets		$870,979	100.0%

See Notes to Financial Statements

Financial statements

Statements of assets and liabilities							(dollars and shares in thousands, except per-share amounts)
at October 31, 2010
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities, at value	$14,426	$350,908	$338,542	$709,837	$816,376	$1,261,096	$1,265,240	$1,534,886	$1,222,912	$871,581
Receivables for:
Sales of investments	-	-	-	-	-	-	201	-	-	-
Sales of fund's shares	53	694	778	1,857	1,874	2,736	1,656	1,986	1,265	879
Dividends	_*	2	2	4	5	8	15	71	99	97
Reimbursements from related parties	5	-	-	-	-	-	-	-	-	-
Total assets	14,484	351,604	339,322	711,698	818,255	1,263,840	1,267,112	1,536,943	1,224,276	872,557

Liabilities:
Payables for:
Purchases of investments	20	72	261	1,110	270	2,035	-	182	281	99
Repurchases of fund's shares	42	615	503	722	1,582	652	1,824	1,774	866	883
Services provided by related parties	7	258	254	518	610	923	930	1,095	886	567
Directors' deferred compensation	_*	1	1	3	3	5	6	8	7	6
Other	8	15	15	20	22	29	29	33	29	23
Total liabilities	77	961	1,034	2,373	2,487	3,644	2,789	3,092	2,069	1,578
Net assets at October 31, 2010	$14,407	$350,643	$338,288	$709,325	$815,768	$1,260,196	$1,264,323	$1,533,851	$1,222,207	$870,979

Net assets consist of:
Capital paid in on shares of capital stock	$13,453	$323,812	$304,901	$651,177	$755,859	$1,168,308	$1,202,905	$1,482,441	$1,190,958	$865,807
Undistributed net investment income	61	2,421	2,221	4,830	5,904	9,576	10,701	19,067	17,358	16,887
Undistributed net realized gain	106	5,170	3,856	3,121	5,404	1,918	8,839	16,663	15,629	5,880
Net unrealized appreciation (depreciation)	787	19,240	27,310	50,197	48,601	80,394	41,878	15,680	(1,738)	(17,595)
Net assets at October 31, 2010	$14,407	$350,643	$338,288	$709,325	$815,768	$1,260,196	$1,264,323	$1,533,851	$1,222,207	$870,979

Investment securities, at cost	$13,639	$331,668	$311,232	$659,640	$767,775	$1,180,702	$1,223,362	$1,519,206	$1,224,650	$889,176

Total authorized capital stock - 1,000,000 shares per fund, $0.001 par value
Class A:
Net assets	$5,507	$132,836	$113,675	$237,418	$287,023	$407,921	$452,498	$556,079	$485,697	$427,948
Shares outstanding	495	14,545	12,264	25,731	31,210	44,289	49,799	60,809	52,147	45,870
Net asset value per share	$11.12	$9.13	$9.27	$9.23	$9.20	$9.21	$9.09	$9.14	$9.31	$9.33
Class R-1:
Net assets	$17	$2,653	$3,407	$7,287	$7,388	$13,844	$9,379	$11,541	$11,070	$2,930
Shares outstanding	2	295	373	802	817	1,522	1,046	1,281	1,208	316
Net asset value per share	$11.05	$9.00	$9.13	$9.08	$9.04	$9.10	$8.97	$9.01	$9.16	$9.26
Class R-2:
Net assets	$2,466	$94,183	$94,602	$174,516	$216,478	$308,636	$310,827	$320,330	$248,274	$125,921
Shares outstanding	223	10,460	10,369	19,207	23,891	34,019	34,736	35,525	27,052	13,672
Net asset value per share	$11.06	$9.00	$9.12	$9.09	$9.06	$9.07	$8.95	$9.02	$9.18	$9.21
Class R-3:
Net assets	$3,126	$71,732	$75,383	$155,028	$173,728	$287,041	$283,026	$352,945	$287,863	$163,606
Shares outstanding	282	7,913	8,194	16,912	19,017	31,380	31,362	38,843	31,108	17,640
Net asset value per share	$11.09	$9.06	$9.20	$9.17	$9.14	$9.15	$9.02	$9.09	$9.25	$9.27
Class R-4:
Net assets	$873	$33,539	$30,605	$84,031	$81,769	$148,399	$144,150	$201,854	$137,314	$98,544
Shares outstanding	79	3,674	3,303	9,111	8,895	16,118	15,871	22,077	14,745	10,562
Net asset value per share	$11.11	$9.13	$9.27	$9.22	$9.19	$9.21	$9.08	$9.14	$9.31	$9.33
Class R-5:
Net assets	$2,311	$12,021	$15,802	$41,033	$39,971	$74,589	$49,240	$63,932	$35,822	$37,997
Shares outstanding	207	1,309	1,695	4,423	4,323	8,054	5,391	6,953	3,826	4,051
Net asset value per share	$11.14	$9.18	$9.32	$9.28	$9.25	$9.26	$9.13	$9.19	$9.36	$9.38
Class R-6:
Net assets	$107	$3,679	$4,814	$10,012	$9,411	$19,766	$15,203	$27,170	$16,167	$14,033
Shares outstanding	10	402	518	1,082	1,021	2,141	1,668	2,962	1,731	1,499
Net asset value per share	$11.14	$9.16	$9.29	$9.25	$9.22	$9.23	$9.11	$9.17	$9.34	$9.36

(*)Amount less than one thousand.

See Notes to Financial Statements

Statements of operations									(dollars in thousands)
for the year ended October 31, 2010
	2055 Fund (1)	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends	$88	$6,187	$5,703	$11,908	$14,541	$22,739	$24,071	$34,945	$30,361	$26,313
Interest	_ 2	7	3	12	2	15	17	15	9	13
	88	6,194	5,706	11,920	14,543	22,754	24,088	34,960	30,370	26,326

Fees and expenses(3):
Investment advisory services	5	295	272	570	669	1,034	1,043	1,288	1,047	764
Distribution services	16	1,228	1,156	2,311	2,768	4,200	4,238	5,041	4,141	2,706
Transfer agent services	1	42	35	72	90	129	143	179	162	139
Administrative services	7	542	506	985	1,167	1,720	1,752	2,053	1,673	1,109
Reports to shareholders	_ 2	18	15	33	38	59	59	73	59	43
Registration statement and prospectus	3	60	56	118	143	224	228	280	231	169
Directors' compensation	_ 2	2	2	5	6	9	9	11	9	7
Auditing and legal	_ 2	5	5	10	12	18	18	22	18	13
Custodian	18	26	26	26	26	26	26	26	26	27
State and local taxes	1	1	1	1	2	2	2	2	2	2
Other	3	24	22	40	47	68	70	86	72	56
Total fees and expenses before reimbursements/waivers	54	2,243	2,096	4,171	4,968	7,489	7,588	9,061	7,440	5,035
Less reimbursements/waivers of fees and expenses:
Investment advisory services	5	295	272	570	669	1,034	1,043	1,288	1,047	764
Administrative services	_ 2	23	23	9	6	10	7	9	8	3
Other	22	16	16	34	45	69	74	91	78	60
Total fees and expenses after reimbursements/waivers	27	1,909	1,785	3,558	4,248	6,376	6,464	7,673	6,307	4,208
Net investment income	61	4,285	3,921	8,362	10,295	16,378	17,624	27,287	24,063	22,118

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments	106	5,181	3,857	3,140	5,435	1,987	8,845	16,663	15,704	6,163
Capital gain distributions received	-	162	150	308	334	417	611	605	550	215
Net realized gain	106	5,343	4,007	3,448	5,769	2,404	9,456	17,268	16,254	6,378
Net unrealized appreciation on investments	787	32,281	31,762	70,835	81,290	130,513	119,324	121,121	87,193	65,073
Net realized gain and unrealized appreciation on investments	893	37,624	35,769	74,283	87,059	132,917	128,780	138,389	103,447	71,451
Net increase in net assets resulting from operations	$954	$41,909	$39,690	$82,645	$97,354	$149,295	$146,404	$165,676	$127,510	$93,569

(1) For the period February 1, 2010, commencement of operations, through October 31, 2010.
(2)Amount less than one thousand.
(3)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund
Period ended October 31, 2010 (1)	Year ended October 31, 2010	Year ended October 31, 2009	Year ended October 31, 2010	Year ended October 31, 2009	Year ended October 31, 2010	Year ended October 31, 2009	Year ended October 31, 2010	Year ended October 31, 2009

Operations:
Net investment income	$61	$4,285	$3,083	$3,921	$2,664	$8,362	$5,795	$10,295	$7,455
Net realized gain	106	5,343	2,094	4,007	851	3,448	1,973	5,769	2,593
Net unrealized appreciation on investments	787	32,281	30,781	31,762	30,015	70,835	60,487	81,290	74,890
Net increase in net assets resulting from operations	954	41,909	35,958	39,690	33,530	82,645	68,255	97,354	84,938

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	-	(1,628)	(882)	(1,308)	(633)	(2,744)	(1,495)	(3,668)	(2,131)
Class R-1	-	(24)	(23)	(36)	(9)	(56)	(31)	(68)	(23)
Class R-2	-	(785)	(387)	(730)	(355)	(1,437)	(750)	(1,911)	(975)
Class R-3	-	(904)	(528)	(848)	(408)	(1,677)	(954)	(2,048)	(1,137)
Class R-4	-	(350)	(158)	(318)	(145)	(866)	(359)	(913)	(497)
Class R-5	-	(178)	(68)	(251)	(116)	(511)	(271)	(619)	(313)
Class R-6 (2)	-	(12)	-	(3)	-	(50)	-	(5)	-
Total dividends from net investment income	-	(3,881)	(2,046)	(3,494)	(1,666)	(7,341)	(3,860)	(9,232)	(5,076)
Distributions from net realized gain:
Short-term net realized gains:
Class A	-	(379)	(43)	-	(9)	-	(31)	(49)	-
Class R-1	-	(8)	(1)	-	-	3	-	(1)	(1)	-
Class R-2	-	(271)	(28)	-	(7)	-	(21)	(37)	-
Class R-3	-	(250)	(29)	-	(7)	-	(23)	(32)	-
Class R-4	-	(83)	(8)	-	(2)	-	(8)	(12)	-
Class R-5	-	(37)	(3)	-	(1)	-	(5)	(7)	-
Class R-6 (2)	-	(3)	-	-	-	-	-	-	3	-
Long-term net realized gains:
Class A	-	(390)	(1,198)	(280)	(672)	(652)	(1,685)	(871)	(2,617)
Class R-1	-	(9)	(38)	(10)	(14)	(19)	(47)	(21)	(40)
Class R-2	-	(278)	(780)	(228)	(509)	(506)	(1,187)	(660)	(1,717)
Class R-3	-	(258)	(816)	(213)	(500)	(479)	(1,274)	(577)	(1,665)
Class R-4	-	(85)	(217)	(69)	(157)	(208)	(409)	(222)	(623)
Class R-5	-	(39)	(85)	(48)	(111)	(111)	(279)	(134)	(354)
Class R-6 (2)	-	(3)	-	(1)	-	(11)	-	(1)	-
Total distributions from net realized gain	-	(2,093)	(3,246)	(849)	(1,989)	(1,986)	(4,970)	(2,624)	(7,016)
Total dividends and distributions paid to shareholders	-	(5,974)	(5,292)	(4,343)	(3,655)	(9,327)	(8,830)	(11,856)	(12,092)

Net capital share transactions	13,453	84,040	102,080	93,887	97,401	201,218	186,957	200,955	211,039

Total increase in net assets	14,407	119,975	132,746	129,234	127,276	274,536	246,382	286,453	283,885

Net assets:
Beginning of period	-	230,668	97,922	209,054	81,778	434,789	188,407	529,315	245,430
End of period	$14,407	$350,643	$230,668	$338,288	$209,054	$709,325	$434,789	$815,768	$529,315

Undistributed net investment income	$61	$2,421	$1,859	$2,221	$1,647	$4,830	$3,513	$5,904	$4,509

(1) For the period February 1, 2010, commencement of operations, through October 31, 2010.
(2) Class R-6 was offered beginning May 1, 2009.
(3) Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Year ended October 31, 2010	Year ended October 31, 2009	Year ended October 31, 2010	Year ended October 31, 2009	Year ended October 31, 2010	Year ended October 31, 2009	Year ended October 31, 2010	Year ended October 31, 2009	Year ended October 31, 2010	Year ended October 31, 2009

Operations:
Net investment income	$16,378	$11,593	$17,624	$13,390	$27,287	$18,463	$24,063	$18,291	$22,118	$16,102
Net realized gain	2,404	3,750	9,456	4,745	17,268	5,490	16,254	5,009	6,378	1,450
Net unrealized appreciation on investments	130,513	108,493	119,324	109,266	121,121	121,944	87,193	96,027	65,073	66,966
Net increase in net assets resulting from operations	149,295	123,836	146,404	127,401	165,676	145,897	127,510	119,327	93,569	84,518

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(5,258)	(3,183)	(6,130)	(3,927)	(8,217)	(5,620)	(8,617)	(6,472)	(8,009)	(6,271)
Class R-1	(127)	(55)	(98)	(34)	(124)	(73)	(158)	(64)	(50)	(21)
Class R-2	(2,753)	(1,455)	(3,088)	(1,717)	(3,533)	(2,171)	(3,243)	(2,041)	(2,028)	(1,561)
Class R-3	(3,306)	(1,939)	(3,615)	(2,236)	(4,913)	(3,246)	(4,564)	(3,144)	(3,350)	(2,660)
Class R-4	(1,797)	(878)	(1,844)	(1,194)	(2,782)	(1,478)	(2,072)	(1,321)	(1,956)	(1,352)
Class R-5	(783)	(461)	(916)	(505)	(977)	(694)	(870)	(620)	(893)	(844)
Class R-6 (2)	(172)	-	(25)	-	(200)	-	(36)	-	(145)	-
Total dividends from net investment income	(14,196)	(7,971)	(15,716)	(9,613)	(20,746)	(13,282)	(19,560)	(13,662)	(16,431)	(12,709)
Distributions from net realized gain:
Short-term net realized gains:
Class A	-	(62)	(153)	(72)	-	-	(306)	(124)	-	-
Class R-1	-	(1)	(3)	(1)	-	-	(7)	(2)	-	-
Class R-2	-	(40)	(108)	(43)	-	-	(150)	(49)	-	-
Class R-3	-	(44)	(106)	(48)	-	-	(184)	(66)	-	-
Class R-4	-	(17)	(47)	(22)	-	-	(74)	(25)	-	-
Class R-5	-	(8)	(21)	(8)	-	-	(28)	(11)	-	-
Class R-6 (2)	-	-	-	3	-	-	-	(1)	-	-	-
Long-term net realized gains:
Class A	(1,245)	(3,632)	(1,494)	(4,701)	(1,953)	(6,241)	(1,747)	(5,637)	(771)	(4,963)
Class R-1	(42)	(91)	(32)	(58)	(40)	(102)	(39)	(65)	(6)	(24)
Class R-2	(937)	(2,307)	(1,051)	(2,803)	(1,138)	(3,190)	(856)	(2,205)	(255)	(1,533)
Class R-3	(924)	(2,584)	(1,031)	(3,095)	(1,347)	(4,122)	(1,051)	(3,002)	(363)	(2,321)
Class R-4	(429)	(1,026)	(459)	(1,444)	(667)	(1,653)	(423)	(1,143)	(189)	(1,066)
Class R-5	(168)	(482)	(203)	(553)	(212)	(706)	(162)	(489)	(80)	(612)
Class R-6 (2)	(38)	-	(6)	-	(45)	-	(7)	-	(13)	-
Total distributions from net realized gain	(3,783)	(10,294)	(4,714)	(12,848)	(5,402)	(16,014)	(5,035)	(12,818)	(1,677)	(10,519)
Total dividends and distributions paid to shareholders	(17,979)	(18,265)	(20,430)	(22,461)	(26,148)	(29,296)	(24,595)	(26,480)	(18,108)	(23,228)

Net capital share transactions	322,990	333,072	296,645	309,317	366,065	362,801	251,257	279,201	154,550	179,640

Total increase in net assets	454,306	438,643	422,619	414,257	505,593	479,402	354,172	372,048	230,011	240,930

Net assets:
Beginning of period	805,890	367,247	841,704	427,447	1,028,258	548,856	868,035	495,987	640,968	400,038
End of period	$1,260,196	$805,890	$1,264,323	$841,704	$1,533,851	$1,028,258	$1,222,207	$868,035	$870,979	$640,968

Undistributed net investment income	$9,576	$6,963	$10,701	$8,163	$19,067	$11,865	$17,358	$12,312	$16,887	$10,995

(1) For the period February 1, 2010, commencement of operations, through October 31, 2010.
(2) Class R-6 was offered beginning May 1, 2009.
(3) Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements

1.	Organization

American Funds Target Date Retirement Series, Inc. (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) — American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”).

On February 1, 2010, the series made the 10th fund, American Funds 2055 Target Date Retirement Fund (“2055 Fund”), available for purchase. Refer to the series’ prospectus for more details.

On November 24, 2009, shareholders approved a proposal to reorganize the series from a Maryland corporation to a Delaware statutory trust. The reorganization is expected to be completed on January 1, 2011; however, the series reserves the right to delay the implementation. Shareholders also approved amendments to the series’ Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the funds.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 40 to 48.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

Security valuation – The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Classifications –   The funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2010, all of the investment securities for each fund were classified as Level 1.

4.	Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to its allocation strategy. For investors who are close to, or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher rated debt securities. The market prices of these securities may fluctuate more than the prices of higher quality securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality higher yielding debt securities sometimes referred to as “junk bonds.” As a result, the value of the underlying funds may be similarly affected.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the funds and the underlying funds actively manages the fund’s investments. Consequently, the fund and the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2010, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for Fund 2055, is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007. Fund 2055 commenced operations on February 1, 2010; therefore, the fund's only tax year, 2010, remains open for U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As of October 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2055 Fund*	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$168	$2,850	$3,814	$5,250	$9,093	$9,578	$16,190	$26,685	$31,198	$22,564
Undistributed long-term capital gain	-	4,750	2,264	2,705	2,216	1,924	3,353	9,113	1,811	563
Gross unrealized appreciation on investment securities	787	19,807	27,310	50,194	52,006	82,587	46,563	37,443	29,482	20,510
Gross unrealized depreciation on investment securities	-	(576)	-	-	(3,405)	(2,200)	(4,685)	(21,828)	(31,239)	(38,465)
Net unrealized appreciation (depreciation) on investment securities	787	19,231	27,310	50,194	48,601	80,387	41,878	15,615	(1,757)	(17,955)
Cost of investment securities	13,639	331,677	311,232	659,643	767,775	1,180,709	1,223,362	1,519,271	1,224,669	889,536
Reclassification to undistributed net investment income
!from undistributed net realized gain	-	165	150	308	334	446	647	676	552	218
Reclassification to capital paid in on shares of capital stock
!from undistributed net investment income	-	7	3	12	2	15	17	15	9	13

(*)For the period February 1, 2010, commencement of operations, through October 31, 2010.

6.	Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company® ("AFS"), the series’ transfer agent, and American Funds Distributors®, Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC. CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 40 to 48.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has adopted plans of distribution for all share classes, except Classes R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes for which a plan of distribution has been adopted may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2010, there were no unreimbursed expenses subject to reimbursement for Class A.

Transfer agent services — The series has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each share class, except Class R-6, pays CRMC an administrative services fee based on an annual rate of up to 0.10% (0.05% for Class R-5) on average daily net assets. The Class R-6 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of up to 0.05%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is up to 0.05% for Class R-6 shares, up to 0.10% for Class R-5 and up to 0.15% for all other share classes. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 40 to 48.

Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for the retirement plan share classes.

Expenses under the agreements described on the previous page for the year ended October 31, 2010, were as follows (dollars in thousands):

			Administrative services
	Distribution services	Transfer agent servcies	CRMC administrative services		Transfer agent services		Transfer agent services reimbursement
2055 Fund (*)
Class A	$3	$1	$2		$-		$-
Class R-1	- †	Included in administrative services	-	†	-	†	- †
Class R-2	7		1		2		-
Class R-3	5		1		1		-
Class R-4	1		-	†	-	†	-
Class R-5	Not applicable		-	†	-	†	-
Class R-6	Not applicable		Not applicable		-	†	-
Total	$16	$1	$4		$3		$- †
2050 Fund
Class A	$226	$42	$111		$-		$-
Class R-1	21	Included in administrative services	2		2		(2)
Class R-2	577		75		188		(14)
Class R-3	341		67		63		(5)
Class R-4	63		24		4		(1)
Class R-5	Not applicable		5		1		(1)
Class R-6	Not applicable		Not applicable		-	†	- †
Total	$1,228	$42	$284		$258		$(23)
2045 Fund
Class A	$188	$35	$91		$-		$-
Class R-1	30	Included in administrative services	3		2		(2)
Class R-2	557		73		182		(14)
Class R-3	324		63		60		(5)
Class R-4	57		22		3		(1)
Class R-5	Not applicable		6		1		(1)
Class R-6	Not applicable		Not applicable		-	†	- †
Total	$1,156	$35	$258		$248		$(23)
2040 Fund
Class A	$381	$72	$189		$-		$-
Class R-1	56	Included in administrative services	5		4		(4)
Class R-2	1,066		139		323		- †
Class R-3	654		127		112		(3)
Class R-4	154		60		8		(2)
Class R-5	Not applicable		16		2		- †
Class R-6	Not applicable		Not applicable		-	†	- †
Total	$2,311	$72	$536		$449		$(9)
2035 Fund
Class A	$482	$90	$237		$-		$-
Class R-1	57	Included in administrative services	5		4		(4)
Class R-2	1,340		175		395		-
Class R-3	735		143		123		-
Class R-4	154		60		7		(1)
Class R-5	Not applicable		16		2		(1)
Class R-6	Not applicable		Not applicable		-	†	- †
Total	$2,768	$90	$636		$531		$(6)
2030 Fund
Class A	$692	$129	$340		$-		$-
Class R-1	110	Included in administrative services	10		8		(8)
Class R-2	1,896		247		525		-
Class R-3	1,212		236		197		-
Class R-4	290		112		13		(2)
Class R-5	Not applicable		27		4		- †
Class R-6	Not applicable		Not applicable		1		- †
Total	$4,200	$129	$972		$748		$(10)
2025 Fund
Class A	$757	$143	$375		$-		$-
Class R-1	77	Included in administrative services	7		5		(5)
Class R-2	1,927		251		545		-
Class R-3	1,192		232		191		-
Class R-4	285		110		12		(1)
Class R-5	Not applicable		20		3		(1)
Class R-6	Not applicable		Not applicable		1		- †
Total	$4,238	$143	$995		$757		$(7)
2020 Fund
Class A	$1,003	$179	$469		$-		$-
Class R-1	97	Included in administrative services	9		7		(7)
Class R-2	2,011		262		565		-
Class R-3	1,522		295		242		-
Class R-4	408		157		17		(2)
Class R-5	Not applicable		26		3		- †
Class R-6	Not applicable		Not applicable		1		- †
Total	$5,041	$179	$1,218		$835		$(9)
2015 Fund
Class A	$939	$162	$425		$-		$-
Class R-1	93	Included in administrative services	8		6		(6)
Class R-2	1,593		208		450		-
Class R-3	1,243		242		198		-
Class R-4	273		105		12		(1)
Class R-5	Not applicable		16		2		(1)
Class R-6	Not applicable		Not applicable		1		- †
Total	$4,141	$162	$1,004		$669		$(8)
2010 Fund
Class A	$841	$139	$365		$-		$-
Class R-1	26	Included in administrative services	2		2		(2)
Class R-2	855		111		244		-
Class R-3	777		151		126		-
Class R-4	207		80		9		(1)
Class R-5	Not applicable		16		2		- †
Class R-6	Not applicable		Not applicable		1		- †
Total	$2,706	$139	$725		$384		$(3)

(*)For the period February 1, 2010, commencement of operations, through October 31, 2010.
(†)Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows:

		Increase
		in value
	Current fees	of deferred amounts
2055 Fund*	$22	$-
2050 Fund	2,353	117
2045 Fund	2,145	85
2040 Fund	4,475	197
2035 Fund	5,325	263
2030 Fund	8,186	391
2025 Fund	8,338	468
2020 Fund	10,283	616
2015 Fund	8,462	550
2010 Fund	6,205	477

* For the period February 1, 2010, commencement of operations, through October 31, 2010.

Affiliated officers and directors – Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

7.	Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2010, as follows (dollars in thousands):

	Purchases	Sales
2055 Fund*	$16,481	$2,949
2050 Fund	102,063	19,451
2045 Fund	105,310	11,583
2040 Fund	210,507	9,747
2035 Fund	216,443	16,501
2030 Fund	329,666	7,447
2025 Fund	324,382	29,565
2020 Fund	476,107	107,950
2015 Fund	386,058	134,528
2010 Fund	316,222	157,209

* For the period February 1, 2010, commencement of operations, through October 31, 2010.

8.	Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2010, were as follows (dollars and shares in thousands):

	2055 Fund (1)		2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(2)	$7,035	679	$61,875	7,290	$52,117	6,050	$100,416	11,704	$111,679	13,065
Reinvestments of dividends and distributions	-	-	2,388	281	1,581	183	3,385	395	4,570	535
Repurchases(2)	(1,879)	(184)	(28,522)	(3,374)	(20,721)	(2,410)	(33,255)	(3,892)	(45,379)	(5,326)
Total Class A transactions	5,156	495	35,741	4,197	32,977	3,823	70,546	8,207	70,870	8,274
Class R-1
Sales(2)	17	2	1,879	225	2,151	253	4,006	475	4,101	488
Reinvestments of dividends and distributions	-	-	41	5	46	5	75	9	90	11
Repurchases(2)	(1)	_ 3	(1,530)	(185)	(1,194)	(137)	(1,568)	(186)	(1,313)	(157)
Total Class R-1 transactions	16	2	390	45	1,003	121	2,513	298	2,878	342
Class R-2
Sales(2)	3,857	372	42,271	5,038	46,142	5,434	78,621	9,294	91,121	10,790
Reinvestments of dividends and distributions	-	-	1,334	158	958	112	1,943	229	2,607	308
Repurchases(2)	(1,520)	(149)	(19,064)	(2,263)	(17,982)	(2,121)	(34,249)	(4,045)	(38,857)	(4,581)
Total Class R-2 transactions	2,337	223	24,541	2,933	29,118	3,425	46,315	5,478	54,871	6,517
Class R-3
Sales(2)	4,716	451	40,471	4,798	39,853	4,664	75,343	8,826	77,066	9,046
Reinvestments of dividends and distributions	-	-	1,412	167	1,061	123	2,155	252	2,657	312
Repurchases(2)	(1,734)	(169)	(35,259)	(4,202)	(26,252)	(3,080)	(45,030)	(5,293)	(48,180)	(5,661)
Total Class R-3 transactions	2,982	282	6,624	763	14,662	1,707	32,468	3,785	31,543	3,697
Class R-4
Sales(2)	1,051	103	20,389	2,402	16,191	1,886	44,526	5,190	41,803	4,889
Reinvestments of dividends and distributions	-	-	518	61	387	45	1,074	125	1,147	134
Repurchases(2)	(247)	(24)	(9,249)	(1,093)	(6,601)	(768)	(14,991)	(1,751)	(16,408)	(1,911)
Total Class R-4 transactions	804	79	11,658	1,370	9,977	1,163	30,609	3,564	26,542	3,112
Class R-5
Sales(2)	2,118	213	5,944	700	8,006	937	21,945	2,569	16,468	1,934
Reinvestments of dividends and distributions	-	-	254	30	299	35	622	72	760	89
Repurchases(2)	(63)	(6)	(4,162)	(488)	(6,606)	(760)	(10,846)	(1,260)	(11,747)	(1,366)
Total Class R-5 transactions	2,055	207	2,036	242	1,699	212	11,721	1,381	5,481	657
Class R-6
Sales(2)	153	15	3,833	447	5,280	607	8,381	970	10,547	1,226
Reinvestments of dividends and distributions	-	-	18	2	4	1	61	7	6	1
Repurchases(2)	(50)	(5)	(801)	(94)	(833)	(96)	(1,396)	(163)	(1,783)	(210)
Total Class R-6 transactions	103	10	3,050	355	4,451	512	7,046	814	8,770	1,017

Total net increase	$13,453	1,298	$84,040	9,905	$93,887	10,963	$201,218	23,527	$200,955	23,616

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(2)	$152,869	17,881	$171,334	20,214	$224,326	26,162	$192,742	21,962	$184,970	21,113
Reinvestments of dividends and distributions	6,485	759	7,744	917	10,123	1,190	10,603	1,220	8,637	997
Repurchases(2)	(62,773)	(7,348)	(67,379)	(7,989)	(103,344)	(12,079)	(119,303)	(13,637)	(97,596)	(11,094)
Total Class A transactions	96,581	11,292	111,699	13,142	131,105	15,273	84,042	9,545	96,011	11,016
Class R-1
Sales(2)	6,791	802	5,477	657	5,883	698	6,569	759	1,710	195
Reinvestments of dividends and distributions	168	19	133	16	163	20	204	24	56	6
Repurchases(2)	(3,269)	(386)	(2,137)	(258)	(2,898)	(343)	(3,380)	(393)	(1,425)	(162)
Total Class R-1 transactions	3,690	435	3,473	415	3,148	375	3,393	390	341	39
Class R-2
Sales(2)	126,382	14,956	123,217	14,734	133,690	15,765	108,204	12,484	60,744	6,985
Reinvestments of dividends and distributions	3,690	436	4,246	508	4,670	553	4,248	494	2,283	265
Repurchases(2)	(50,872)	(6,007)	(51,416)	(6,143)	(61,535)	(7,259)	(53,560)	(6,186)	(46,347)	(5,323)
Total Class R-2 transactions	79,200	9,385	76,047	9,099	76,825	9,059	58,892	6,792	16,680	1,927
Class R-3
Sales(2)	128,517	15,051	123,949	14,722	160,749	18,859	118,623	13,615	85,899	9,818
Reinvestments of dividends and distributions	4,230	497	4,752	566	6,260	738	5,799	670	3,713	430
Repurchases(2)	(73,246)	(8,631)	(79,113)	(9,424)	(100,932)	(11,846)	(76,442)	(8,780)	(79,251)	(9,057)
Total Class R-3 transactions	59,501	6,917	49,588	5,864	66,077	7,751	47,980	5,505	10,361	1,191
Class R-4
Sales(2)	66,338	7,763	65,716	7,759	105,688	12,339	67,115	7,656	62,364	7,114
Reinvestments of dividends and distributions	2,226	261	2,350	279	3,449	405	2,569	296	2,145	248
Repurchases(2)	(27,532)	(3,220)	(29,479)	(3,488)	(55,294)	(6,439)	(27,382)	(3,122)	(47,452)	(5,419)
Total Class R-4 transactions	41,032	4,804	38,587	4,550	53,843	6,305	42,302	4,830	17,057	1,943
Class R-5
Sales(2)	43,187	5,042	20,704	2,451	38,362	4,479	18,296	2,075	28,264	3,202
Reinvestments of dividends and distributions	951	111	1,139	135	1,189	139	1,060	122	973	112
Repurchases(2)	(14,038)	(1,623)	(18,321)	(2,154)	(21,190)	(2,462)	(19,549)	(2,214)	(24,151)	(2,753)
Total Class R-5 transactions	30,100	3,530	3,522	432	18,361	2,156	(193)	(17)	5,086	561
Class R-6
Sales(2)	16,334	1,903	16,321	1,927	21,880	2,550	18,214	2,081	11,700	1,327
Reinvestments of dividends and distributions	210	25	31	4	245	29	44	5	158	19
Repurchases(2)	(3,658)	(428)	(2,623)	(307)	(5,419)	(629)	(3,417)	(389)	(2,844)	(320)
Total Class R-6 transactions	12,886	1,500	13,729	1,624	16,706	1,950	14,841	1,697	9,014	1,026

Total net increase	$322,990	37,863	$296,645	35,126	$366,065	42,869	$251,257	28,742	$154,550	17,703

See page 38 for footnotes.

Capital share transactions in the funds for the year ended October 31, 2009, were as follows (dollars and shares in thousands):

	2050 Fund		2045 Fund		2040 Fund		2035 Fund		2030 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(2)	$45,160	6,526	$38,701	5,585	$71,754	10,344	$85,084	12,281	$126,609	18,169
Reinvestments of dividends and distributions	2,120	332	1,306	203	3,202	499	4,732	738	6,847	1,064
Repurchases(2)	(13,093)	(1,881)	(9,922)	(1,361)	(16,605)	(2,372)	(22,889)	(3,248)	(30,568)	(4,447)
Total Class A transactions	34,187	4,977	30,085	4,427	58,351	8,471	66,927	9,771	102,888	14,786
Class R-1
Sales(2)	2,005	296	1,317	185	2,451	354	2,211	316	5,326	758
Reinvestments of dividends and distributions	62	10	22	4	79	12	63	10	146	23
Repurchases(2)	(1,227)	(187)	(115)	(16)	(580)	(83)	(345)	(47)	(1,208)	(171)
Total Class R-1 transactions	840	119	1,224	173	1,950	283	1,929	279	4,264	610
Class R-2
Sales(2)	36,871	5,435	34,965	5,061	62,637	9,139	77,299	11,307	109,717	15,921
Reinvestments of dividends and distributions	1,194	188	870	136	1,955	306	2,692	421	3,801	594
Repurchases(2)	(10,815)	(1,587)	(8,119)	(1,156)	(13,626)	(1,966)	(17,830)	(2,572)	(23,328)	(3,385)
Total Class R-2 transactions	27,250	4,036	27,716	4,041	50,966	7,479	62,161	9,156	90,190	13,130
Class R-3
Sales(2)	41,285	5,965	31,071	4,488	57,157	8,396	63,755	9,313	104,109	15,199
Reinvestments of dividends and distributions	1,373	216	915	142	2,251	351	2,802	438	4,567	711
Repurchases(2)	(16,696)	(2,432)	(7,684)	(1,089)	(20,391)	(2,991)	(18,681)	(2,681)	(34,227)	(4,997)
Total Class R-3 transactions	25,962	3,749	24,302	3,541	39,017	5,756	47,876	7,070	74,449	10,913
Class R-4
Sales(2)	14,386	2,063	11,380	1,649	29,521	4,165	26,378	3,897	52,882	7,468
Reinvestments of dividends and distributions	382	60	304	47	776	121	1,119	175	1,921	298
Repurchases(2)	(5,811)	(817)	(3,239)	(451)	(6,249)	(880)	(8,518)	(1,211)	(12,257)	(1,731)
Total Class R-4 transactions	8,957	1,306	8,445	1,245	24,048	3,406	18,979	2,861	42,546	6,035
Class R-5
Sales(2)	8,473	1,226	7,511	1,090	15,807	2,302	17,521	2,572	22,917	3,316
Reinvestments of dividends and distributions	156	25	228	35	555	86	667	104	951	147
Repurchases(2)	(4,097)	(562)	(2,160)	(293)	(5,819)	(788)	(5,051)	(723)	(10,120)	(1,382)
Total Class R-5 transactions	4,532	689	5,579	832	10,543	1,600	13,137	1,953	13,748	2,081
Class R-6(4)
Sales(2)	465	60	50	6	2,179	279	34	4	5,327	683
Reinvestments of dividends and distributions	-	-	-	-	-	-	-	-	-	-
Repurchases(2)	(113)	(13)	-	-	(97)	(11)	(4)	-	(340)	(42)
Total Class R-6 transactions	352	47	50	6	2,082	268	30	4	4,987	641

Total net increase	$102,080	14,923	$97,401	14,265	$186,957	27,263	$211,039	31,094	$333,072	48,196

	2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(2)	$136,059	19,584	$168,201	23,469	$155,968	20,948	$140,735	18,701
Reinvestments of dividends and distributions	8,662	1,343	11,755	1,765	12,151	1,743	11,090	1,578
Repurchases(2)	(48,301)	(6,981)	(64,730)	(9,180)	(74,086)	(10,164)	(76,833)	(10,572)
Total Class A transactions	96,420	13,946	115,226	16,054	94,033	12,527	74,992	9,707
Class R-1
Sales(2)	3,892	570	4,666	664	4,776	638	1,600	213
Reinvestments of dividends and distributions	93	15	174	27	131	19	45	6
Repurchases(2)	(1,835)	(252)	(1,443)	(217)	(1,292)	(170)	(672)	(88)
Total Class R-1 transactions	2,150	333	3,397	474	3,615	487	973	131
Class R-2
Sales(2)	109,585	15,948	111,795	15,737	92,022	12,613	54,752	7,433
Reinvestments of dividends and distributions	4,561	711	5,349	807	4,292	620	3,074	439
Repurchases(2)	(26,567)	(3,835)	(33,378)	(4,706)	(28,104)	(3,918)	(26,988)	(3,691)
Total Class R-2 transactions	87,579	12,824	83,766	11,838	68,210	9,315	30,838	4,181
Class R-3
Sales(2)	100,334	14,560	128,256	18,182	116,456	15,891	84,251	11,483
Reinvestments of dividends and distributions	5,379	837	7,368	1,108	6,212	894	4,981	709
Repurchases(2)	(31,932)	(4,637)	(52,845)	(7,586)	(47,988)	(6,608)	(51,655)	(7,058)
Total Class R-3 transactions	73,781	10,760	82,779	11,704	74,680	10,177	37,577	5,134
Class R-4
Sales(2)	51,967	7,671	78,776	10,968	43,951	6,008	46,329	6,189
Reinvestments of dividends and distributions	2,660	412	3,131	470	2,489	357	2,418	344
Repurchases(2)	(22,554)	(3,322)	(22,730)	(3,176)	(17,465)	(2,381)	(22,393)	(3,066)
Total Class R-4 transactions	32,073	4,761	59,177	8,262	28,975	3,984	26,354	3,467
Class R-5
Sales(2)	22,653	3,269	24,903	3,512	16,814	2,311	17,884	2,397
Reinvestments of dividends and distributions	1,066	165	1,399	209	1,120	161	1,456	207
Repurchases(2)	(6,763)	(942)	(15,844)	(2,087)	(8,522)	(1,145)	(14,260)	(1,900)
Total Class R-5 transactions	16,956	2,492	10,458	1,634	9,412	1,327	5,080	704
Class R-6(4)
Sales(2)	361	44	8,299	1,050	347	43	3,974	490
Reinvestments of dividends and distributions	-	-	-	-	-	-	-	-
Repurchases(2)	(3)	-	(301)	(38)	(71)	(9)	(148)	(17)
Total Class R-6 transactions	358	44	7,998	1,012	276	34	3,826	473

Total net increase	$309,317	45,160	$362,801	50,978	$279,201	37,851	$179,640	23,797

(1) For the period February 1, 2010, commencement of operations, through October 31, 2010.
(2) Includes exchanges between share classes of the fund.
(3) Amount less than one thousand.
(4) Class R-6 was offered beginning May 1, 2009.

Financial highlights⁽¹⁾

		Income (loss) from investment operations⁽²⁾			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return⁽³⁾⁽⁴⁾	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers⁽⁵⁾		Ratio of expenses to average net assets after reimbursements/ waivers⁽⁴⁾⁽⁵⁾		Net effective expense ratio⁽⁶⁾		Ratio of net income to average net asets⁽⁴⁾

American Funds 2055 Target Date Retirement Fund
Class A:
10/31/10⁽⁷⁾	$10.00	$.11	$1.01	$1.12	$-	$-	$-	$11.12	11.20%	$5,507	.89	%⁽⁸⁾	.36	%⁽⁸⁾	.78	%⁽⁸⁾	1.37	%⁽⁸⁾
Class R-1:
10/31/10⁽⁷⁾	10.00	.04	1.01	1.05	-	-	-	11.05	10.50	17	1.83⁽⁸⁾		1.16⁽⁸⁾		1.58⁽⁸⁾		.58⁽⁸⁾
Class R-2:
10/31/10⁽⁷⁾	10.00	.05	1.01	1.06	-	-	-	11.06	10.60	2,466	1.68⁽⁸⁾		1.11⁽⁸⁾		1.53⁽⁸⁾		.60⁽⁸⁾
Class R-3:
10/31/10⁽⁷⁾	10.00	.07	1.02	1.09	-	-	-	11.09	10.90	3,126	1.45⁽⁸⁾		.74⁽⁸⁾		1.16⁽⁸⁾		.95⁽⁸⁾
Class R-4:
10/31/10⁽⁷⁾	10.00	.11	1.00	1.11	-	-	-	11.11	11.10	873	.89⁽⁸⁾		.42⁽⁸⁾		.84⁽⁸⁾		1.48⁽⁸⁾
Class R-5:
10/31/10⁽⁷⁾	10.00	.15	.99	1.14	-	-	-	11.14	11.40	2,311	.45⁽⁸⁾		.12⁽⁸⁾		.54⁽⁸⁾		1.93⁽⁸⁾
Class R-6:
10/31/10⁽⁷⁾	10.00	.13	1.01	1.14	-	-	-	11.14	11.40	107	.62⁽⁸⁾		.07⁽⁸⁾		.49⁽⁸⁾		1.66⁽⁸⁾

American Funds 2050 Target Date Retirement Fund
Class A:
10/31/10	$8.08	$.15	$1.12	$1.27	$(.15)	$(.07)	$(.22)	$9.13	15.86%	$132,836	.49%		.39%		.81%		1.71%
10/31/09	7.14	.16	1.12	1.28	(.14)	(.20)	(.34)	8.08	19.33	83,597	.47		.30		.75		2.34
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.61)	38,350	.44		.25		.67		2.07
10/31/07⁽⁹⁾	10.00	.10	1.32	1.42	-	-	-	11.42	14.20	22,188	.79⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.18⁽⁸⁾
Class R-1:
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00	2,653	1.32		1.13		1.55		1.02
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)	(.32)	7.97	18.28	1,994	1.47		1.09		1.54		1.66
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)	(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
10/31/07⁽⁹⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	174	1.95⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.42⁽⁸⁾
Class R-2:
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03	94,183	1.24		1.11		1.53		.99
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)	(.30)	7.98	18.37	60,068	1.58		1.11		1.56		1.47
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
10/31/07⁽⁹⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	11,695	1.56⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.39⁽⁸⁾
Class R-3:
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53	71,732	.84		.72		1.14		1.38
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)	(.33)	8.02	18.81	57,379	.96		.68		1.13		1.93
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)	(.14)	7.10	(36.90)	24,154	.94		.65		1.07		1.51
10/31/07⁽⁹⁾	10.00	.06	1.34	1.40	-	-	-	11.40	14.00	7,383	1.17⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.79⁽⁸⁾
Class R-4:
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97	33,539	.50		.39		.81		1.68
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)	(.34)	8.07	19.15	18,598	.57		.35		.80		2.20
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)	(.16)	7.14	(36.64)	7,121	.56		.30		.72		1.87
10/31/07⁽⁹⁾	10.00	.08	1.35	1.43	-	-	-	11.43	14.30	2,597	.88⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		.94⁽⁸⁾
Class R-5:
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25	12,021	.20		.09		.51		2.05
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)	(.36)	8.11	19.50	8,656	.25		.05		.50		2.42
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)	(.17)	7.17	(36.43)	2,712	.26		.02		.44		2.27
10/31/07⁽⁹⁾	10.00	.10	1.35	1.45	-	-	-	11.45	14.50	1,214	.41⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.28⁽⁸⁾
Class R-6:
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37	3,679	.14		.04		.46		1.77
10/31/09⁽¹⁰⁾	7.00	.04	1.04	1.08	-	-	-	8.08	15.43	376	.08		.01		.46		.50

American Funds 2045 Target Date Retirement Fund
Class A:
10/31/10	$8.16	$.15	$1.13	$1.28	$(.14)	$(.03)	$(.17)	$9.27	15.92%	$113,675	.49%		.39%		.81%		1.71%
10/31/09	7.15	.16	1.14	1.30	(.14)	(.15)	(.29)	8.16	19.28	68,878	.48		.31		.76		2.26
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	_⁽¹¹⁾	(.14)	7.15	(36.60)	28,693	.46		.26		.68		1.94
10/31/07⁽⁹⁾	10.00	.10	1.32	1.42	-	-	-	11.42	14.20	12,036	1.07⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.18⁽⁸⁾
Class R-1:
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05	3,407	1.31		1.13		1.55		1.01
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)	(.24)	8.07	18.33	2,037	1.50		1.10		1.55		1.29
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	_⁽¹¹⁾	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
10/31/07⁽⁹⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	276	2.04⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.32⁽⁸⁾
Class R-2:
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02	94,602	1.24		1.11		1.53		.98
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)	(.25)	8.05	18.39	55,895	1.63		1.11		1.56		1.44
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	_⁽¹¹⁾	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
10/31/07⁽⁹⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	5,083	2.15⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.37⁽⁸⁾
Class R-3:
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48	75,383	.84		.72		1.14		1.39
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)	(.27)	8.11	18.90	52,582	.98		.68		1.13		1.89
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	_⁽¹¹⁾	(.13)	7.11	(36.87)	20,938	.99		.65		1.07		1.57
10/31/07⁽⁹⁾	10.00	.03	1.37	1.40	-	-	-	11.40	14.00	6,894	1.37⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.36⁽⁸⁾
Class R-4:
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89	30,605	.50		.39		.81		1.69
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)	(.29)	8.16	19.42	17,458	.56		.33		.78		2.19
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	_⁽¹¹⁾	(.14)	7.14	(36.72)	6,394	.59		.32		.74		1.71
10/31/07⁽⁹⁾	10.00	.10	1.33	1.43	-	-	-	11.43	14.30	1,003	1.32⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		1.18⁽⁸⁾
Class R-5:
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17	15,802	.20		.09		.51		2.08
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)	(.30)	8.20	19.77	12,154	.24		.05		.50		2.47
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	_⁽¹¹⁾	(.15)	7.17	(36.51)	4,668	.24		.02		.44		2.12
10/31/07⁽⁹⁾	10.00	.10	1.35	1.45	-	-	-	11.45	14.50	1,444	.49⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.18⁽⁸⁾
Class R-6:
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18	4,814	.13		.04		.46		1.60
10/31/09⁽¹⁰⁾	7.07	.02	1.08	1.10	-	-	-	8.17	15.56	50	.14		.01		.46		.20

American Funds 2040 Target Date Retirement Fund
Class A:
10/31/10	$8.13	$.15	$1.14	$1.29	$(.15)	$(.04)	$(.19)	$9.23	15.94%	$237,418	.48%		.38%		.80%		1.71%
10/31/09	7.14	.17	1.14	1.31	(.15)	(.17)	(.32)	8.13	19.44	142,457	.45		.30		.75		2.32
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.65)	64,679	.42		.26		.68		1.99
10/31/07⁽⁹⁾	10.00	.09	1.33	1.42	-	-	-	11.42	14.20	29,211	.72⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.16⁽⁸⁾
Class R-1:
10/31/10	8.02	.08	1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04	7,287	1.31		1.12		1.54		.96
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)	(.28)	8.02	18.38	4,044	1.40		1.09		1.54		1.54
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)	(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
10/31/07⁽⁹⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	583	1.59⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.33⁽⁸⁾
Class R-2:
10/31/10	8.02	.08	1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01	174,516	1.21		1.11		1.53		.99
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)	(.27)	8.02	18.45	110,125	1.41		1.11		1.56		1.46
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
10/31/07⁽⁹⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	12,716	1.59⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.36⁽⁸⁾
Class R-3:
10/31/10	8.08	.12	1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58	155,028	.82		.72		1.14		1.39
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)	(.29)	8.08	18.81	106,089	.89		.68		1.13		1.93
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)	(.14)	7.11	(36.85)	52,383	.85		.65		1.07		1.48
10/31/07⁽⁹⁾	10.00	.04	1.36	1.40	-	-	-	11.40	14.00	16,501	1.03⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.54⁽⁸⁾
Class R-4:
10/31/10	8.12	.14	1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94	84,031	.49		.38		.80		1.69
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)	(.31)	8.12	19.27	45,065	.53		.35		.80		2.18
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)	(.15)	7.14	(36.69)	15,292	.51		.30		.72		1.91
10/31/07⁽⁹⁾	10.00	.10	1.33	1.43	-	-	-	11.43	14.30	4,537	.72⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		1.19⁽⁸⁾
Class R-5:
10/31/10	8.16	.17	1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33	41,033	.20		.09		.51		1.99
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)	(.33)	8.16	19.61	24,830	.22		.05		.50		2.51
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)	(.16)	7.17	(36.47)	10,341	.19		.02		.44		2.13
10/31/07⁽⁹⁾	10.00	.11	1.34	1.45	-	-	-	11.45	14.50	3,119	.34⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.31⁽⁸⁾
Class R-6:
10/31/10	8.13	.16	1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32	10,012	.14		.04		.46		1.82
10/31/09⁽¹²⁾	7.62	.03	.48	.51	-	-	-	8.13	6.69	2,179	.05		.01		.46		.41

American Funds 2035 Target Date Retirement Fund
Class A:
10/31/10	$8.11	$.15	$1.13	$1.28	$(.15)	$(.04)	$(.19)	$9.20	15.83%	$287,023	.49%		.38%		.80%		1.79%
10/31/09	7.15	.17	1.12	1.29	(.15)	(.18)	(.33)	8.11	19.33	186,064	.44		.30		.75		2.37
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	_⁽¹¹⁾	(.14)	7.15	(36.58)	94,123	.40		.24		.66		2.01
10/31/07⁽⁹⁾	10.00	.09	1.33	1.42	-	-	-	11.42	14.20	44,324	.65⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.15⁽⁸⁾
Class R-1:
10/31/10	8.01	.09	1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92	7,388	1.30		1.12		1.54		1.05
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)	(.29)	8.01	18.45	3,805	1.36		1.07		1.52		1.49
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	_⁽¹¹⁾	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
10/31/07⁽⁹⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	408	1.62⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.41⁽⁸⁾
Class R-2:
10/31/10	8.01	.09	1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01	216,478	1.21		1.10		1.52		1.07
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)	(.28)	8.01	18.42	139,134	1.33		1.11		1.56		1.51
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	_⁽¹¹⁾	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
10/31/07⁽⁹⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	19,489	1.43⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.40⁽⁸⁾
Class R-3:
10/31/10	8.06	.13	1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48	173,728	.82		.71		1.13		1.48
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)	(.31)	8.06	18.85	123,546	.86		.68		1.13		1.97
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	_⁽¹¹⁾	(.13)	7.11	(36.86)	58,657	.83		.65		1.07		1.57
10/31/07⁽⁹⁾	10.00	.05	1.35	1.40	-	-	-	11.40	14.00	25,417	.93⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.64⁽⁸⁾
Class R-4:
10/31/10	8.11	.15	1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79	81,769	.49		.38		.80		1.77
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)	(.33)	8.11	19.45	46,878	.52		.35		.80		2.29
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	_⁽¹¹⁾	(.14)	7.14	(36.70)	20,881	.50		.31		.73		1.85
10/31/07⁽⁹⁾	10.00	.09	1.34	1.43	-	-	-	11.43	14.30	6,325	.65⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		1.17⁽⁸⁾
Class R-5:
10/31/10	8.15	.18	1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08	39,971	.19		.09		.51		2.12
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)	(.34)	8.15	19.80	29,859	.20		.05		.50		2.54
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	_⁽¹¹⁾	(.15)	7.17	(36.49)	12,289	.18		.02		.44		2.16
10/31/07⁽⁹⁾	10.00	.11	1.34	1.45	-	-	-	11.45	14.50	4,203	.27⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.30⁽⁸⁾
Class R-6:
10/31/10	8.12	.14	1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35	9,411	.13		.03		.45		1.65
10/31/09⁽¹⁰⁾	7.03	.03	1.06	1.09	-	-	-	8.12	15.36	29	.22		.01		.46		.32

American Funds 2030 Target Date Retirement Fund
Class A:
10/31/10	$8.12	$.16	$1.12	$1.28	$(.15)	$(.04)	$(.19)	$9.21	15.92%	$407,921	.48%		.38%		.79%		1.83%
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.24	268,081	.44		.30		.75		2.45
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	_⁽¹¹⁾	(.14)	7.16	(36.30)	130,458	.41		.26		.67		2.10
10/31/07⁽⁹⁾	10.00	.10	1.29	1.39	-	-	-	11.39	13.90	61,637	.61⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.22⁽⁸⁾
Class R-1:
10/31/10	8.04	.09	1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00	13,844	1.28		1.10		1.51		1.09
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)	(.29)	8.04	18.25	8,741	1.31		1.07		1.52		1.57
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	_⁽¹¹⁾	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
10/31/07⁽⁹⁾	10.00	.03	1.30	1.33	-	-	-	11.33	13.30	1,973	1.38⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.39⁽⁸⁾
Class R-2:
10/31/10	8.02	.09	1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98	308,636	1.19		1.09		1.50		1.12
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)	(.29)	8.02	18.38	197,529	1.28		1.11		1.56		1.57
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	_⁽¹¹⁾	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
10/31/07⁽⁹⁾	10.00	.04	1.29	1.33	-	-	-	11.33	13.30	25,085	1.35⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.48⁽⁸⁾
Class R-3:
10/31/10	8.07	.13	1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58	287,041	.82		.71		1.12		1.50
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)	(.31)	8.07	18.80	197,536	.84		.68		1.13		2.04
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	_⁽¹¹⁾	(.14)	7.12	(36.58)	96,539	.80		.65		1.06		1.63
10/31/07⁽⁹⁾	10.00	.06	1.31	1.37	-	-	-	11.37	13.70	34,337	.90⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.73⁽⁸⁾
Class R-4:
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90	148,399	.49		.38		.79		1.82
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.18	91,883	.50		.35		.80		2.33
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	_⁽¹¹⁾	(.15)	7.16	(36.34)	37,796	.48		.31		.72		2.00
10/31/07⁽⁹⁾	10.00	.10	1.30	1.40	-	-	-	11.40	14.00	12,677	.61⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		1.24⁽⁸⁾
Class R-5:
10/31/10	8.16	.17	1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18	74,589	.19		.08		.49		2.03
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)	(.35)	8.16	19.57	36,913	.20		.05		.50		2.66
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	_⁽¹¹⁾	(.16)	7.19	(36.13)	17,570	.18		.02		.43		2.20
10/31/07⁽⁹⁾	10.00	.11	1.31	1.42	-	-	-	11.42	14.20	5,261	.25⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.42⁽⁸⁾
Class R-6:
10/31/10	8.13	.17	1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17	19,766	.14		.03		.44		2.04
10/31/09⁽¹⁰⁾	7.05	.04	1.04	1.08	-	-	-	8.13	15.32	5,207	.05		.01		.46		.51

American Funds 2025 Target Date Retirement Fund
Class A:
10/31/10	$8.07	$.16	$1.06	$1.22	$(.16)	$(.04)	$(.20)	$9.09	15.22%	$452,498	.48%		.38%		.78%		1.93%
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.36	295,939	.45		.30		.73		2.55
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	_⁽¹¹⁾	(.14)	7.20	(35.82)	163,525	.40		.25		.66		2.19
10/31/07⁽⁹⁾	10.00	.10	1.27	1.37	-	-	-	11.37	13.70	86,450	.60⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.26⁽⁸⁾
Class R-1:
10/31/10	7.99	.10	1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35	9,379	1.30		1.12		1.52		1.20
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)	(.31)	7.99	17.48	5,039	1.32		1.08		1.51		1.68
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	_⁽¹¹⁾	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
10/31/07⁽⁹⁾	10.00	.04	1.27	1.31	-	-	-	11.31	13.10	1,118	1.40⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.49⁽⁸⁾
Class R-2:
10/31/10	7.97	.10	1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41	310,827	1.20		1.09		1.49		1.22
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)	(.32)	7.97	17.48	204,244	1.24		1.10		1.53		1.70
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	_⁽¹¹⁾	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
10/31/07⁽⁹⁾	10.00	.04	1.27	1.31	-	-	-	11.31	13.10	29,364	1.33⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.48⁽⁸⁾
Class R-3:
10/31/10	8.02	.14	1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87	283,026	.82		.71		1.11		1.62
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)	(.34)	8.02	17.91	204,594	.83		.69		1.12		2.15
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	_⁽¹¹⁾	(.14)	7.16	(36.10)	105,548	.79		.64		1.05		1.75
10/31/07⁽⁹⁾	10.00	.06	1.29	1.35	-	-	-	11.35	13.50	45,907	.88⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.74⁽⁸⁾
Class R-4:
10/31/10	8.07	.16	1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18	144,150	.49		.38		.78		1.91
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.33	91,333	.50		.35		.78		2.50
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	_⁽¹¹⁾	(.15)	7.20	(35.87)	47,207	.48		.32		.73		1.95
10/31/07⁽⁹⁾	10.00	.10	1.28	1.38	-	-	-	11.38	13.80	15,153	.57⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		1.30⁽⁸⁾
Class R-5:
10/31/10	8.11	.20	1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49	49,240	.19		.08		.48		2.30
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)	(.38)	8.11	18.70	40,202	.20		.05		.48		2.74
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	_⁽¹¹⁾	(.16)	7.23	(35.64)	17,830	.17		.02		.43		2.29
10/31/07⁽⁹⁾	10.00	.12	1.28	1.40	-	-	-	11.40	14.00	5,350	.24⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.46⁽⁸⁾
Class R-6:
10/31/10	8.08	.15	1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60	15,203	.13		.03		.43		1.82
10/31/09⁽¹⁰⁾	7.05	.01	1.02	1.03	-	-	-	8.08	14.61	353	.06		.01		.44		.08

American Funds 2020 Target Date Retirement Fund
Class A:
10/31/10	$8.22	$.20	$.93	$1.13	$(.17)	$(.04)	$(.21)	$9.14	13.98%	$556,079	.49%		.39%		.77%		2.33%
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.68	374,311	.44		.30		.72		2.79
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	_⁽¹¹⁾	(.14)	7.38	(33.81)	217,608	.42		.28		.68		2.33
10/31/07⁽⁹⁾	10.00	.12	1.18	1.30	-	-	-	11.30	13.00	120,456	.60⁽⁸⁾		.37⁽⁸⁾		.78⁽⁸⁾		1.47⁽⁸⁾
Class R-1:
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	11,541	1.30		1.12		1.50		1.59
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)	(.34)	8.12	16.77	7,356	1.31		1.08		1.50		1.96
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	_⁽¹¹⁾	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
10/31/07⁽⁹⁾	10.00	.06	1.18	1.24	-	-	-	11.24	12.40	1,475	1.40⁽⁸⁾		1.07⁽⁸⁾		1.48⁽⁸⁾		.69⁽⁸⁾
Class R-2:
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320,330	1.20		1.09		1.47		1.63
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)	(.33)	8.12	16.82	214,944	1.20		1.06		1.48		1.99
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	_⁽¹¹⁾	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
10/31/07⁽⁹⁾	10.00	.06	1.18	1.24	-	-	-	11.24	12.40	40,343	1.29⁽⁸⁾		1.08⁽⁸⁾		1.49⁽⁸⁾		.70⁽⁸⁾
Class R-3:
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	352,945	.81		.71		1.09		2.03
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)	(.35)	8.17	17.23	254,120	.81		.67		1.09		2.40
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	_⁽¹¹⁾	(.14)	7.34	(34.07)	142,374	.77		.63		1.03		1.91
10/31/07⁽⁹⁾	10.00	.08	1.20	1.28	-	-	-	11.28	12.80	60,541	.86⁽⁸⁾		.65⁽⁸⁾		1.06⁽⁸⁾		.99⁽⁸⁾
Class R-4:
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	201,854	.49		.38		.76		2.32
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.65	129,604	.49		.34		.76		2.66
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	_⁽¹¹⁾	(.15)	7.38	(33.77)	55,426	.47		.31		.71		2.22
10/31/07⁽⁹⁾	10.00	.12	1.18	1.30	-	-	-	11.30	13.00	23,465	.55⁽⁸⁾		.32⁽⁸⁾		.73⁽⁸⁾		1.56⁽⁸⁾
Class R-5:
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	63,932	.19		.08		.46		2.62
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)	(.39)	8.25	17.88	39,599	.19		.05		.47		3.02
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	_⁽¹¹⁾	(.16)	7.41	(33.61)	23,433	.16		.02		.42		2.40
10/31/07⁽⁹⁾	10.00	.14	1.19	1.33	-	-	-	11.33	13.30	5,773	.23⁽⁸⁾		.02⁽⁸⁾		.43⁽⁸⁾		1.79⁽⁸⁾
Class R-6:
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27,170	.14		.03		.41		2.47
10/31/09⁽¹⁰⁾	7.23	.05	.95	1.00	-	-	-	8.23	13.83	8,324	.04		.01		.43		.64

American Funds 2015 Target Date Retirement Fund
Class A:
10/31/10	$8.45	$.22	$.89	$1.11	$(.20)	$(.05)	$(.25)	$9.31	13.27%	$485,697	.50%		.39%		.75%		2.50%
10/31/09	7.62	.23	.99	1.22	(.21)	(.18)	(.39)	8.45	17.14	360,195	.44		.30		.71		3.13
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	_⁽¹¹⁾	(.16)	7.62	(30.69)	229,310	.49		.34		.74		2.71
10/31/07⁽⁹⁾	10.00	.15	1.01	1.16	-	-	-	11.16	11.60	120,871	.61⁽⁸⁾		.37⁽⁸⁾		.78⁽⁸⁾		1.90⁽⁸⁾
Class R-1:
10/31/10	8.35	.15	.87	1.02	(.16)	(.05)	(.21)	9.16	12.37	11,070	1.30		1.12		1.48		1.76
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)	(.36)	8.35	16.26	6,828	1.31		1.09		1.50		2.22
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	_⁽¹¹⁾	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
10/31/07⁽⁹⁾	10.00	.09	1.02	1.11	-	-	-	11.11	11.10	1,085	1.39⁽⁸⁾		1.07⁽⁸⁾		1.48⁽⁸⁾		1.16⁽⁸⁾
Class R-2:
10/31/10	8.35	.16	.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248,274	1.20		1.09		1.45		1.81
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)	(.35)	8.35	16.23	169,123	1.20		1.06		1.47		2.30
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	_⁽¹¹⁾	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
10/31/07⁽⁹⁾	10.00	.09	1.01	1.10	-	-	-	11.10	11.00	30,602	1.30⁽⁸⁾		1.08⁽⁸⁾		1.49⁽⁸⁾		1.15⁽⁸⁾
Class R-3:
10/31/10	8.40	.19	.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	287,863	.82		.71		1.07		2.20
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)	(.37)	8.40	16.64	215,184	.81		.67		1.08		2.72
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	_⁽¹¹⁾	(.16)	7.59	(30.87)	117,078	.77		.63		1.03		2.37
10/31/07⁽⁹⁾	10.00	.12	1.02	1.14	-	-	-	11.14	11.40	52,436	.86⁽⁸⁾		.65⁽⁸⁾		1.06⁽⁸⁾		1.48⁽⁸⁾
Class R-4:
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137,314	.49		.38		.74		2.51
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)	(.39)	8.45	17.01	83,795	.50		.35		.76		3.03
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	_⁽¹¹⁾	(.16)	7.63	(30.63)	45,228	.47		.31		.71		2.68
10/31/07⁽⁹⁾	10.00	.16	1.01	1.17	-	-	-	11.17	11.70	20,916	.54⁽⁸⁾		.32⁽⁸⁾		.73⁽⁸⁾		1.96⁽⁸⁾
Class R-5:
10/31/10	8.49	.25	.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	35,822	.19		.08		.44		2.88
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)	(.41)	8.49	17.42	32,624	.19		.05		.46		3.38
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	_⁽¹¹⁾	(.18)	7.66	(30.41)	19,267	.17		.02		.42		2.91
10/31/07⁽⁹⁾	10.00	.17	1.02	1.19	-	-	-	11.19	11.90	5,250	.23⁽⁸⁾		.02⁽⁸⁾		.43⁽⁸⁾		2.16⁽⁸⁾
Class R-6:
10/31/10	8.46	.22	.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16,167	.13		.03		.39		2.49
10/31/09⁽¹⁰⁾	7.49	.04	.93	.97	-	-	-	8.46	12.95	286	.06		.01		.42		.46

American Funds 2010 Target Date Retirement Fund
Class A:
10/31/10	$8.47	$.27	$.83	$1.10	$(.22)	$(.02)	$(.24)	$9.33	13.20%	$427,948	.51%		.40%		.74%		3.04%
10/31/09	7.69	.27	.94	1.21	(.24)	(.19)	(.43)	8.47	16.92	295,143	.46		.32		.70		3.52
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)	(.18)	7.69	(29.38)	193,480	.48		.33		.72		3.04
10/31/07⁽⁹⁾	10.00	.18	.90	1.08	-	-	-	11.08	10.80	115,796	.60⁽⁸⁾		.37⁽⁸⁾		.77⁽⁸⁾		2.31⁽⁸⁾
Class R-1:
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47	2,930	1.31		1.12		1.46		2.32
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)	(.36)	8.42	15.84	2,331	1.37		1.08		1.46		2.61
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)	(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
10/31/07⁽⁹⁾	10.00	.13	.90	1.03	-	-	-	11.03	10.30	986	1.35⁽⁸⁾		1.07⁽⁸⁾		1.47⁽⁸⁾		1.64⁽⁸⁾
Class R-2:
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44	125,921	1.20		1.09		1.43		2.35
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)	(.39)	8.37	15.89	98,307	1.23		1.09		1.47		2.71
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)	(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
10/31/07⁽⁹⁾	10.00	.12	.91	1.03	-	-	-	11.03	10.30	22,695	1.34⁽⁸⁾		1.08⁽⁸⁾		1.48⁽⁸⁾		1.58⁽⁸⁾
Class R-3:
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83	163,606	.82		.71		1.05		2.74
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)	(.41)	8.42	16.34	138,523	.82		.67		1.05		3.15
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)	(.18)	7.66	(29.55)	86,635	.78		.63		1.02		2.68
10/31/07⁽⁹⁾	10.00	.15	.91	1.06	-	-	-	11.06	10.60	44,224	.87⁽⁸⁾		.65⁽⁸⁾		1.05⁽⁸⁾		1.88⁽⁸⁾
Class R-4:
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19	98,544	.49		.38		.72		3.05
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)	(.43)	8.47	16.78	72,973	.50		.34		.72		3.46
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)	(.19)	7.70	(29.32)	39,649	.48		.31		.70		2.97
10/31/07⁽⁹⁾	10.00	.19	.90	1.09	-	-	-	11.09	10.90	19,354	.57⁽⁸⁾		.32⁽⁸⁾		.72⁽⁸⁾		2.35⁽⁸⁾
Class R-5:
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62	37,997	.19		.08		.42		3.40
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)	(.45)	8.50	17.05	29,675	.20		.05		.43		3.84
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)	(.20)	7.73	(29.10)	21,528	.17		.02		.41		3.26
10/31/07⁽⁹⁾	10.00	.20	.91	1.11	-	-	-	11.11	11.10	9,131	.29⁽⁸⁾		.02⁽⁸⁾		.42⁽⁸⁾		2.57⁽⁸⁾
Class R-6:
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57	14,033	.14		.03		.37		3.27
10/31/09⁽¹⁰⁾	7.55	.08	.85	.93	-	-	-	8.48	12.32	4,016	.05		.01		.39		.91

	Period ended October 31
Portfolio turnover rate for all classes of shares	2010		2009		2008		2007 ⁽⁹⁾
2055 Fund	44%	⁽⁷⁾	-%		-%		-%
2050 Fund	7		5		5		1
2045 Fund	4		-	⁽¹³⁾	2		-	⁽¹³⁾
2040 Fund	2		1		2		1
2035 Fund	2		-	⁽¹³⁾	-	⁽¹³⁾	-	⁽¹³⁾
2030 Fund	1		-	⁽¹³⁾	2		-	⁽¹³⁾
2025 Fund	3		1		1		1
2020 Fund	8		1		1		-	⁽¹³⁾
2015 Fund	13		2		3		-	⁽¹³⁾
2010 Fund	21		5		12		8

⁽¹⁾Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
⁽²⁾Based on average shares outstanding.
⁽³⁾Total returns exclude any applicable sales charges.
⁽⁴⁾This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

⁽⁵⁾This column does not include expenses of the underlying funds in which each fund invests.
⁽⁶⁾This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 50 to 54 for further information regarding fees and expenses.

⁽⁷⁾For the period February 1, 2010, commencement of operations, through October 31, 2010.
⁽⁸⁾Annualized.
⁽⁹⁾For the period February 1, 2007, commencement of operations, through October 31, 2007.
⁽¹⁰⁾For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
⁽¹¹⁾Amount less than $.01.
⁽¹²⁾For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
⁽¹³⁾Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of the American Funds Target Date Retirement Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series, Inc. comprising the American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”) as of October 31, 2010, and the related statements of operations for the year then ended (as to American Funds 2055 Target Date Retirement Fund from February 1, 2010 (commencement of operations) through the period then ended), statements of changes in net assets for each of the two years in the period then ended, (as to American Funds 2055 Target Date Retirement Fund from commencement of operations through the period then ended), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2010, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series, Inc. as of October 31, 2010, the results of their operations for the year then ended (as to American Funds 2055 Target Date Retirement Fund from February 1, 2010 (commencement of operations) through the period then ended), the changes in net assets for each of the two years in the period then ended (as to American Funds 2055 Target Date Retirement Fund from commencement of operations through the period then ended), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 10, 2010

Expense example
                                                                                                          unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010, through October 31, 2010).

Actual expenses:
The first line of each share class in the table on pages 51 to 54 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on pages 51 to 54 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2010	Ending account value 10/31/2010	Expenses paid during period*	Annualized expense ratio	Effective expenses paid during period	Effective annualized expense ratio

American Funds 2055 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,043.16	$1.85	.36%	$4.02	.78%
Class A -- assumed 5% return	1,000.00	1,023.39	1.84	.36	3.97	.78
Class R-1 -- actual return	1,000.00	1,037.56	5.96	1.16	8.11	1.58
Class R-1 -- assumed 5% return	1,000.00	1,019.36	5.90	1.16	8.03	1.58
Class R-2 -- actual return	1,000.00	1,038.50	5.70	1.11	7.86	1.53
Class R-2 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.78	1.53
Class R-3 -- actual return	1,000.00	1,040.34	3.81	.74	5.97	1.16
Class R-3 -- assumed 5% return	1,000.00	1,021.48	3.77	.74	5.90	1.16
Class R-4 -- actual return	1,000.00	1,041.24	2.16	.42	4.32	.84
Class R-4 -- assumed 5% return	1,000.00	1,023.09	2.14	.42	4.28	.84
Class R-5 -- actual return	1,000.00	1,044.05	.62	.12	2.78	.54
Class R-5 -- assumed 5% return	1,000.00	1,024.60	.61	.12	2.75	.54
Class R-6 -- actual return	1,000.00	1,044.05	.36	.07	2.52	.49
Class R-6 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.50	.49
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,041.05	$1.90	.37%	$4.06	.79%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	4.02	.79
Class R-1 -- actual return	1,000.00	1,036.91	5.75	1.12	7.91	1.54
Class R-1 -- assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.83	1.54
Class R-2 -- actual return	1,000.00	1,036.86	5.65	1.10	7.80	1.52
Class R-2 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.73	1.52
Class R-3 -- actual return	1,000.00	1,038.99	3.70	.72	5.86	1.14
Class R-3 -- assumed 5% return	1,000.00	1,021.58	3.67	.72	5.80	1.14
Class R-4 -- actual return	1,000.00	1,042.24	2.01	.39	4.17	.81
Class R-4 -- assumed 5% return	1,000.00	1,023.24	1.99	.39	4.13	.81
Class R-5 -- actual return	1,000.00	1,043.18	.41	.08	2.57	.50
Class R-5 -- assumed 5% return	1,000.00	1,024.80	.41	.08	2.55	.50
Class R-6 -- actual return	1,000.00	1,043.28	.15	.03	2.32	.45
Class R-6 -- assumed 5% return	1,000.00	1,025.05	.15	.03	2.29	.45
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,041.58	$1.96	.38%	$4.12	.80%
Class A -- assumed 5% return	1,000.00	1,023.29	1.94	.38	4.08	.80
Class R-1 -- actual return	1,000.00	1,037.50	5.75	1.12	7.91	1.54
Class R-1 -- assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.83	1.54
Class R-2 -- actual return	1,000.00	1,037.55	5.65	1.10	7.81	1.52
Class R-2 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.73	1.52
Class R-3 -- actual return	1,000.00	1,039.54	3.65	.71	5.81	1.13
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.62	.71	5.75	1.13
Class R-4 -- actual return	1,000.00	1,041.58	1.96	.38	4.12	.80
Class R-4 -- assumed 5% return	1,000.00	1,023.29	1.94	.38	4.08	.80
Class R-5 -- actual return	1,000.00	1,042.51	.41	.08	2.57	.50
Class R-5 -- assumed 5% return	1,000.00	1,024.80	.41	.08	2.55	.50
Class R-6 -- actual return	1,000.00	1,042.64	.15	.03	2.32	.45
Class R-6 -- assumed 5% return	1,000.00	1,025.05	.15	.03	2.29	.45
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,041.76	$1.90	.37%	$4.07	.79%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	4.02	.79
Class R-1 -- actual return	1,000.00	1,036.53	5.75	1.12	7.91	1.54
Class R-1 -- assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.83	1.54
Class R-2 -- actual return	1,000.00	1,036.53	5.60	1.09	7.75	1.51
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.68	1.51
Class R-3 -- actual return	1,000.00	1,039.69	3.65	.71	5.81	1.13
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.62	.71	5.75	1.13
Class R-4 -- actual return	1,000.00	1,040.63	1.95	.38	4.11	.80
Class R-4 -- assumed 5% return	1,000.00	1,023.29	1.94	.38	4.08	.80
Class R-5 -- actual return	1,000.00	1,042.70	.41	.08	2.57	.50
Class R-5 -- assumed 5% return	1,000.00	1,024.80	.41	.08	2.55	.50
Class R-6 -- actual return	1,000.00	1,042.85	.10	.02	2.27	.44
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,041.95	$1.90	.37%	$4.07	.79%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	4.02	.79
Class R-1 -- actual return	1,000.00	1,037.89	5.70	1.11	7.86	1.53
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.78	1.53
Class R-2 -- actual return	1,000.00	1,038.99	5.60	1.09	7.76	1.51
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.68	1.51
Class R-3 -- actual return	1,000.00	1,039.86	3.65	.71	5.81	1.13
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.62	.71	5.75	1.13
Class R-4 -- actual return	1,000.00	1,041.95	1.96	.38	4.12	.80
Class R-4 -- assumed 5% return	1,000.00	1,023.29	1.94	.38	4.08	.80
Class R-5 -- actual return	1,000.00	1,044.06	.41	.08	2.58	.50
Class R-5 -- assumed 5% return	1,000.00	1,024.80	.41	.08	2.55	.50
Class R-6 -- actual return	1,000.00	1,044.17	.10	.02	2.27	.44
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,043.03	$1.91	.37%	$4.02	.78%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class R-1 -- actual return	1,000.00	1,038.86	5.65	1.10	7.76	1.51
Class R-1 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.68	1.51
Class R-2 -- actual return	1,000.00	1,038.95	5.60	1.09	7.71	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.63	1.50
Class R-3 -- actual return	1,000.00	1,042.14	3.60	.70	5.71	1.11
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.65	1.11
Class R-4 -- actual return	1,000.00	1,043.03	1.91	.37	4.02	.78
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class R-5 -- actual return	1,000.00	1,043.97	.36	.07	2.47	.48
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.45	.48
Class R-6 -- actual return	1,000.00	1,044.12	.10	.02	2.22	.43
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.19	.43
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,042.48	$1.90	.37%	$3.96	.77%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-1 -- actual return	1,000.00	1,039.44	5.71	1.11	7.76	1.51
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class R-2 -- actual return	1,000.00	1,039.49	5.60	1.09	7.66	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.58	1.49
Class R-3 -- actual return	1,000.00	1,041.57	3.60	.70	5.66	1.10
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.60	1.10
Class R-4 -- actual return	1,000.00	1,043.68	1.96	.38	4.02	.78
Class R-4 -- assumed 5% return	1,000.00	1,023.29	1.94	.38	3.97	.78
Class R-5 -- actual return	1,000.00	1,044.62	.36	.07	2.42	.47
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.40	.47
Class R-6 -- actual return	1,000.00	1,044.73	.10	.02	2.16	.42
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,043.38	$1.96	.38%	$3.91	.76%
Class A -- assumed 5% return	1,000.00	1,023.29	1.94	.38	3.87	.76
Class R-1 -- actual return	1,000.00	1,040.41	5.71	1.11	7.66	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class R-2 -- actual return	1,000.00	1,040.37	5.61	1.09	7.56	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.48	1.47
Class R-3 -- actual return	1,000.00	1,041.29	3.60	.70	5.56	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.50	1.08
Class R-4 -- actual return	1,000.00	1,043.38	1.91	.37	3.86	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.82	.75
Class R-5 -- actual return	1,000.00	1,045.51	.36	.07	2.32	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.29	.45
Class R-6 -- actual return	1,000.00	1,045.61	.10	.02	2.06	.40
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.04	.40
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,043.73	$1.96	.38%	$3.81	.74%
Class A -- assumed 5% return	1,000.00	1,023.29	1.94	.38	3.77	.74
Class R-1 -- actual return	1,000.00	1,039.72	5.71	1.11	7.56	1.47
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.48	1.47
Class R-2 -- actual return	1,000.00	1,040.82	5.61	1.09	7.46	1.45
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.38	1.45
Class R-3 -- actual return	1,000.00	1,041.67	3.60	.70	5.45	1.06
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.40	1.06
Class R-4 -- actual return	1,000.00	1,043.73	1.91	.37	3.76	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.72	.73
Class R-5 -- actual return	1,000.00	1,045.81	.36	.07	2.22	.43
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.19	.43
Class R-6 -- actual return	1,000.00	1,045.91	.10	.02	1.96	.38
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	1.94	.38
American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,047.13	$2.06	.40%	$3.82	.74%
Class A -- assumed 5% return	1,000.00	1,023.19	2.04	.40	3.77	.74
Class R-1 -- actual return	1,000.00	1,042.80	5.72	1.11	7.47	1.45
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.38	1.45
Class R-2 -- actual return	1,000.00	1,043.03	5.61	1.09	7.36	1.43
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.27	1.43
Class R-3 -- actual return	1,000.00	1,043.92	3.66	.71	5.41	1.05
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.62	.71	5.35	1.05
Class R-4 -- actual return	1,000.00	1,047.13	1.91	.37	3.66	.71
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.62	.71
Class R-5 -- actual return	1,000.00	1,048.05	.36	.07	2.12	.41
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.09	.41
Class R-6 -- actual return	1,000.00	1,048.15	.10	.02	1.86	.36
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	1.84	.36

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Board of directors and other officers

“Independent” directors1

	Year first
	elected
	a director
Name and age	of the series2	Principal occupation(s) during past five years

Lee A. Ault III, 74	2007	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company)

William H. Baribault, 65	2009	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 63	2010	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 75	2007	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 64	2007	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 65	2007	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 64	2010	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 52	2007	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 55	2010	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 67	2010	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 53	2010	President and CEO, Margaret Spellings & Company;
		Executive Vice President, National Chamber
		Foundation and Senior Advisor to the President and
		CEO, U.S. Chamber of Commerce; former United
		States Secretary of Education, United States
		Department of Education — Federal Government
		Agency; former Assistant to the President for
		Domestic Policy, The White House: Federal
		Government, Executive Branch

Steadman Upham, Ph.D., 61	2010	President and Professor of Anthropology,
		The University of Tulsa

“Independent” directors1

	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	director	Other directorships4 held by director

Lee A. Ault III, 74	40	Anworth Mortgage Asset Corporation;
		Office Depot, Inc.

William H. Baribault, 65	40	None

James G. Ellis, 63	43	Quicksilver, Inc.

Martin Fenton, 75	43	Capital Private Client Services Funds
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 64	43	None

W. Scott Hedrick, 65	40	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 64	46	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 52	43	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 55	40	None

Frank M. Sanchez, 67	40	None

Margaret Spellings, 53	40	None

Steadman Upham, Ph.D., 61	43	None

Joe E. Davis retired from the board in December 2009. The directors wish to thank Mr. Davis for his dedication and service to the series.

See page 56 for footnotes.

“Interested” directors5

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with series	the series2	principal underwriter of the series

James B. Lovelace, 54	2007	Senior Vice President — Capital Research Global
Vice Chairman of the Board		Investors, Capital Research and Management
		Company; Director, The Capital Group Companies,
		Inc.6

Michael J. Downer, 55	2006	Director, Senior Vice President, Secretary and
President		Coordinator of Legal and Compliance — Capital
		Research and Management Company; Director,
		American Funds Distributors, Inc.;6 Chairman of the
		Board, Capital Bank and Trust Company6

“Interested” directors5

	Number of
	portfolios
	in fund
	complex3
Name, age and	overseen by
position with series	director	Other directorships4 held by director

James B. Lovelace, 54	12	None
Vice Chairman of the Board

Michael J. Downer, 55	10	None
President

The series’ statement of additional information includes further details about the series’ directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all directors and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with series	of the series2	principal underwriter of the series

Catherine L. Heron, 63	2007	Senior Vice President and Senior Counsel — Fund
Executive Vice President		Business Management Group, Capital Research and
		Management Company; Senior Vice President and
		General Counsel, Capital Bank and Trust Company6

Alan N. Berro, 50	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research and Management Company

Joyce E. Gordon, 54	2007	Senior Vice President — Capital Research Global
Senior Vice President		Investors, Capital Research and Management
		Company; Director, The Capital Group Companies,
		Inc.6

Nicholas J. Grace, 44	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research Company6

John H. Smet, 54	2007	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director,
		The Capital Group Companies, Inc.6

Steven I. Koszalka, 46	2006	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Brian D. Bullard, 41	2008	Senior Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company;
		former Chief Accountant — Division of Investment
		Management, United States Securities and Exchange Commission

Gregory F. Niland, 39	2007	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” director refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
2Directors and officers of the series serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds, consisting of 32 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments,SM which is available to certain nonprofit organizations.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940 on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices of the series and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 32 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-850-1210P

Litho in USA RCG/LPT/9797-S26299

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that William H. Baribault, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2009	$39,000
2010	$37,000

b) Audit-Related Fees:
2009	$1,000
2010	$2,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2009	$28,000
2010	$30,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2009	None
2010	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2009	$1,084,000
2010	$999,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2009	None
2010	$13,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2009	$2,000
2010	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,604,000 for fiscal year 2009 and $1,447,000 for fiscal year 2010. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 30, 2010

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: December 30, 2010